UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2010 to March 31, 2010

Item 1:           Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (12.7%)
$4,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.000	$5,072,400
2,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.080	2,613,600
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	02/15/11	0.070	1,172,250
6,000	Svensk AB Exportkredit , Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.000	4,520,048
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,700,000)					13,378,298

UNITED STATES AGENCY OBLIGATIONS (64.3%)
3,000	Fannie Mae Discount Notes§	(AAA, Aaa)	05/05/10	0.100	2,999,717
5,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/25/10	0.180	4,998,650
5,500	Fannie Mae Discount Notes§	(AAA, Aaa)	06/01/10	0.146	5,499,158
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	08/09/10	0.084	2,498,195
5,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.209	5,000,215
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.530	3,016,281
4,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	04/13/10	0.090	3,999,880
2,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/23/10	0.105	2,499,840
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/27/10	0.100	2,999,783
2,500	Federal Home Loan Banks	(AAA, Aaa)	06/01/10	0.520	2,501,227
2,000	Federal Home Loan Banks	(AAA, Aaa)	06/25/10	0.600	2,001,748
1,000	Federal Home Loan Banks#	(AAA, Aaa)	07/13/10	0.151	1,000,005
2,500	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	2,502,380
600	Federal Home Loan Banks	(AAA, Aaa)	02/07/11	1.000	601,649
2,500	Federal Home Loan Banks	(AAA, Aaa)	02/25/11	0.450	2,496,343
1,200	Federal Home Loan Banks	(AAA, Aaa)	02/28/11	1.000	1,205,256
2,000	Federal Home Loan Banks§	(AAA, Aaa)	03/25/11	0.750	2,002,838
3,000	Federal Home Loan Banks	(AAA, Aaa)	04/13/11	0.570	2,999,457
3,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.201	3,000,747
1,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.231	1,000,487
1,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	04/01/11	0.311	1,001,283
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.149	2,496,477
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.190	2,498,105
3,700	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/10	0.254	3,698,798
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/17/10	0.160	2,999,424
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $67,516,104)					67,517,943

SHORT-TERM INVESTMENTS (16.0%)
2,140	State Street Bank and Trust Co. Euro Time Deposit		04/01/10	0.010	2,140,000

Number of Shares

14,661,900	State Street Navigator Prime Portfolio§§	14,661,900
TOTAL SHORT-TERM INVESTMENTS (Cost $16,801,900)		16,801,900

WHOLLY-OWNED SUBSIDIARY (21.1%)
34,673,968	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $19,260,501)	22,129,883

TOTAL INVESTMENTS AT VALUE (114.1%) (Cost $118,278,505)		119,828,024

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.1%)		(14,829,195)

NET ASSETS (100.0%)		$104,998,829

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2010.
§	Security or a portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
^	Affiliated issuer.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$13,378,298	$—	$13,378,298
United States Agency Obligations	—	67,517,943	—	67,517,943
Short-Term Investments	14,661,900	2,140,000	—	16,801,900
Wholly-Owned Subsidiary	—	22,129,883	—	22,129,883
Other Financial Instruments*	—	—	—	—
	$14,661,900	$105,166,124	$—	$119,828,024

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended March 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost - At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $118,278,505, $3,452,015, $(1,902,496) and $1,549,519, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex III Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (128.3%)
COMMON STOCKS (127.5%)
Asia (3.6%)
Diversified Financial Services (3.6%)
iShares MSCI Pacific ex-Japan Index Fund§	110,403	$4,746,225
TOTAL ASIA		4,746,225

Australia (6.2%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.§	5,573	37,906

Airlines (0.0%)
Qantas Airways, Ltd.*	9,365	24,365

Beverages (0.1%)
Coca-Cola Amatil, Ltd.§	4,909	50,654
Foster’s Group, Ltd.	17,190	83,355
		134,009
Biotechnology (0.1%)
CSL, Ltd.	5,096	170,250

Capital Markets (0.1%)
Macquarie Group, Ltd.§	2,778	120,165

Chemicals (0.1%)
Incitec Pivot, Ltd.	13,020	41,373
Nufarm, Ltd.§	1,666	12,562
Orica, Ltd.	3,162	77,628
		131,563
Commercial Banks (1.8%)
Australia & New Zealand Banking Group, Ltd.§	21,560	501,216
Bendigo and Adelaide Bank, Ltd.	2,998	27,491
Commonwealth Bank of Australia	13,178	679,777
National Australia Bank, Ltd.§	17,838	450,169
Westpac Banking Corp.§	25,469	649,908
		2,308,561
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	11,868	80,074

Construction & Engineering (0.0%)
Leighton Holdings, Ltd.§	1,266	45,228

Construction Materials (0.0%)
Boral, Ltd.	5,177	26,620

Containers & Packaging (0.1%)
Amcor, Ltd.	10,829	63,475

Diversified Financial Services (0.4%)
ASX, Ltd.§	1,542	47,976
iShares MSCI Australia Index Fund	16,968	406,723
		454,699
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.§	39,403	108,064

Electric Utilities (0.0%)
SP AusNet	11,979	9,940

Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	1,455	33,964

Food & Staples Retailing (0.5%)
Metcash, Ltd.	6,757	25,653
Wesfarmers, Ltd.	8,482	247,208
Wesfarmers, Ltd.	1,284	37,518

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Food & Staples Retailing
Woolworths, Ltd.	10,440	$268,217
		578,596
Food Products (0.0%)
Goodman Fielder, Ltd.	11,477	15,032

Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.§	482	32,186

Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	3,307	43,598

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.§	3,537	14,679
Crown, Ltd.§	4,193	31,443
TABCORP Holdings, Ltd.	5,233	33,099
Tatts Group, Ltd.	10,707	24,159
		103,380
Industrial Conglomerates (0.0%)
CSR, Ltd.§	12,258	18,606

Insurance (0.4%)
AMP, Ltd.	17,762	101,937
AXA Asia Pacific Holdings, Ltd.	9,198	53,265
Insurance Australia Group, Ltd.	17,865	63,549
QBE Insurance Group, Ltd.	9,369	178,893
Suncorp-Metway, Ltd.	10,958	85,778
		483,422
IT Services (0.0%)
Computershare, Ltd.	3,828	43,932

Media (0.0%)
Fairfax Media, Ltd.§	18,066	29,812

Metals & Mining (1.4%)
Alumina, Ltd.	19,834	31,098
BHP Billiton, Ltd.	28,776	1,154,506
BlueScope Steel, Ltd.*	14,650	39,069
Fortescue Metals Group, Ltd.*	10,667	47,906
Newcrest Mining, Ltd.	4,504	135,824
OneSteel, Ltd.	11,240	40,202
OZ Minerals, Ltd.*§	25,589	26,917
Rio Tinto, Ltd.§	3,631	260,896
Sims Metal Management, Ltd.	1,354	26,687
		1,763,105
Multi-Utilities (0.1%)
AGL Energy, Ltd.§	3,939	54,290

Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.§	4,502	14,927

Oil, Gas & Consumable Fuels (0.4%)
Arrow Energy, Ltd.*§	4,930	22,739
Caltex Australia, Ltd.	1,185	12,280
Energy Resources of Australia, Ltd.§	608	10,545
Origin Energy, Ltd.	7,915	120,166
Paladin Energy, Ltd.*§	5,802	21,020
Santos, Ltd.	7,102	95,608
Woodside Petroleum, Ltd.	4,645	199,942
		482,300
Real Estate Investment Trusts (0.3%)
CFS Retail Property Trust§	15,327	26,345
Dexus Property Group	41,445	30,774

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Real Estate Investment Trusts
Goodman Group	51,579	$30,918
GPT Group§	73,395	38,706
Mirvac Group§	23,183	31,329
Stockland	20,574	75,175
Westfield Group	18,084	199,873
		433,120
Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	5,047	40,079

Road & Rail (0.0%)
Asciano Group*§	24,197	41,992

Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.§	1,708	17,663

Transportation Infrastructure (0.1%)
Macquarie Airports	6,208	17,586
Macquarie Atlas Roads Group*§	4,636	4,000
Macquarie Infrastructure Group§	18,771	19,236
Transurban Group§	10,250	47,480
		88,302
TOTAL AUSTRALIA		8,033,225

Austria (0.8%)
Building Products (0.0%)
Wienerberger AG*	16	311

Commercial Banks (0.1%)
Raiffeisen International Bank Holding AG§	1,751	83,333

Construction & Engineering (0.2%)
Strabag SE BR	12,995	329,309

Metals & Mining (0.5%)
Voestalpine AG	16,278	657,495

Real Estate Management & Development (0.0%)
IMMOFINANZ AG*	2,201	7,999
TOTAL AUSTRIA		1,078,447

Belgium (2.3%)
Beverages (0.1%)
Anheuser-Busch InBev NV	1,597	80,471

Chemicals (0.7%)
Umicore	25,412	888,053

Diversified Telecommunication Services (0.7%)
Belgacom SA	23,561	921,896

Electrical Equipment (0.6%)
Bekaert SA	4,585	824,503

Insurance (0.2%)
Fortis*	88,120	312,548
TOTAL BELGIUM		3,027,471

Bermuda (0.2%)
Insurance (0.2%)
Catlin Group, Ltd.	42,468	232,131

Metals & Mining (0.0%)
Aquarius Platinum, Ltd.	645	4,209
TOTAL BERMUDA		236,340

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Cyprus (0.0%)
Energy Equipment & Services (0.0%)
ProSafe SE	341	$1,794
TOTAL CYPRUS		1,794

Denmark (3.0%)
Beverages (0.7%)
Carlsberg AS Class B§	10,810	907,890

Commercial Banks (0.1%)
Danske Bank AS*	4,552	111,894

Construction & Engineering (0.3%)
FLSmidth & Co. AS	5,007	347,405

Food Products (0.5%)
Danisco AS	9,290	693,547

Health Care Equipment & Supplies (0.1%)
Coloplast AS Class B	802	88,417

Insurance (0.0%)
TrygVesta AS	250	16,524

Pharmaceuticals (1.3%)
H Lundbeck AS§	25,765	484,422
Novo Nordisk AS Class B§	16,072	1,242,916
		1,727,338
TOTAL DENMARK		3,893,015

Finland (3.6%)
Communications Equipment (1.1%)
Nokia Oyj	89,217	1,392,889

Construction & Engineering (0.1%)
YIT OYJ	5,700	131,956

Electric Utilities (0.3%)
Fortum Oyj§	14,921	365,833

Food & Staples Retailing (0.1%)
Kesko Oyj B Shares§	3,684	145,270

Insurance (0.7%)
Sampo Oyj A Shares§	36,785	976,955

Machinery (1.1%)
Kone Oyj Class B	13,365	553,387
Wartsila Oyj§	17,729	899,352
		1,452,739
Pharmaceuticals (0.2%)
Orion Oyj Class B§	9,639	213,349
TOTAL FINLAND		4,678,991

France (13.7%)
Aerospace & Defense (0.8%)
Safran SA	28,476	743,248
Zodiac Aerospace	4,761	234,668
		977,916
Auto Components (0.7%)
Compagnie Generale des Etablissements Michelin Class B	3,146	232,119
Valeo SA*	18,889	674,532
		906,651
Automobiles (0.1%)
PSA Peugeot Citroen*	3,016	88,764

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Building Products (0.6%)
Cie de Saint-Gobain§	16,933	$814,659

Commercial Banks (1.7%)
BNP Paribas	22,149	1,700,722
Credit Agricole SA§	26,341	460,960
		2,161,682
Construction & Engineering (1.4%)
Bouygues SA	18,979	953,940
Vinci SA§	13,681	806,860
		1,760,800
Diversified Financial Services (0.6%)
Eurazeo	12,028	833,887

Diversified Telecommunication Services (1.1%)
France Telecom SA§	58,919	1,413,827

Electrical Equipment (0.9%)
Schneider Electric SA§	10,064	1,177,904

Household Durables (0.0%)
Thomson SA*	1,888	2,742

Industrial Conglomerates (0.0%)
Wendel§	1,047	62,331

Insurance (1.6%)
AXA SA§	19,760	439,167
CNP Assurances	8,801	832,072
SCOR SE	34,054	862,836
		2,134,075
IT Services (0.7%)
Atos Origin SA*	8,968	451,258
Cap Gemini SA§	9,150	450,688
		901,946
Machinery (0.1%)
Vallourec SA	375	75,809

Media (0.4%)
PagesJaunes Groupe	49,427	568,205

Office Electronics (0.3%)
Neopost SA	5,424	434,229

Oil, Gas & Consumable Fuels (0.9%)
Total SA	19,237	1,118,499

Pharmaceuticals (1.4%)
Sanofi-Aventis SA§	24,264	1,814,066

Real Estate Investment Trusts (0.4%)
Fonciere Des Regions§	936	103,162
ICADE	4,213	470,444
		573,606
TOTAL FRANCE		17,821,598

Germany (12.5%)
Airlines (0.6%)
Deutsche Lufthansa AG	45,815	760,739

Automobiles (0.4%)
Bayerische Motoren Werke AG	3,434	158,709
Volkswagen AG§	3,527	341,491
		500,200

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Capital Markets (0.9%)
Deutsche Bank AG	14,818	$1,139,544

Chemicals (0.5%)
BASF SE	5,008	310,545
Lanxess AG	6,882	317,525
		628,070
Computers & Peripherals (0.6%)
Wincor Nixdorf AG	11,118	754,583

Construction & Engineering (1.3%)
Bilfinger Berger AG	12,443	830,648
Hochtief AG	10,355	870,474
		1,701,122
Construction Materials (0.1%)
HeidelbergCement AG	2,604	145,204

Electric Utilities (1.3%)
E.ON AG	47,099	1,744,436

Electrical Equipment (0.0%)
Q-Cells SE*§	30	299
Tognum AG	2,157	40,646
		40,945
Health Care Equipment & Supplies (0.2%)
Fresenius SE	4,407	328,681

Health Care Providers & Services (0.7%)
Celesio AG§	7,195	230,373
Rhoen-Klinikum AG	25,809	661,701
		892,074
Hotels, Restaurants & Leisure (0.1%)
TUI AG*§	14,251	160,231

Industrial Conglomerates (0.7%)
Rheinmetall AG	10,371	743,439
Siemens AG	1,160	116,114
		859,553
Insurance (1.8%)
Allianz SE	12,289	1,540,843
Hannover Rueckversicherung AG*	17,562	867,482
		2,408,325
Internet Software & Services (0.1%)
United Internet AG*§	6,969	105,935

Machinery (0.4%)
GEA Group AG	20,187	468,473

Metals & Mining (0.6%)
Aurubis AG	15,903	820,697

Multi-Utilities (0.7%)
RWE AG	9,929	882,419

Pharmaceuticals (1.2%)
Bayer AG	22,053	1,492,818
Stada Arzneimittel AG	1,828	72,077
		1,564,895
Software (0.3%)
Software AG	2,920	348,660
TOTAL GERMANY		16,254,786

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Greece (0.1%)
Capital Markets (0.0%)
Marfin Investment Group SA*	285	$655

Commercial Banks (0.0%)
Alpha Bank AE*	3,531	33,578

Construction Materials (0.0%)
Titan Cement Co. SA	114	3,024

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	1,855	42,207
TOTAL GREECE		79,464

Hong Kong (1.7%)
Diversified Financial Services (1.7%)
iShares MSCI Hong Kong Index Fund	136,178	2,218,340
TOTAL HONG KONG		2,218,340

Ireland (0.0%)
Food Products (0.0%)
Kerry Group PLC Class A	3	93
TOTAL IRELAND		93

Israel (0.0%)
IT Services (0.0%)
Emblaze Ltd.*	13,069	8,524
TOTAL ISRAEL		8,524

Italy (5.1%)
Commercial Banks (0.0%)
Banca Popolare dell’Etruria e del Lazio	721	3,843
Banco di Desio e della Brianza SpA	2,647	15,383
		19,226
Construction & Engineering (0.0%)
Impregilo SpA	48	166

Construction Materials (0.1%)
Buzzi Unicem SpA	278	3,506
Cementir Holding SpA	2,428	9,755
Italcementi SpA§	12,227	141,602
		154,863
Diversified Telecommunication Services (0.3%)
Telecom Italia SpA§	223,580	322,046

Electric Utilities (1.0%)
Enel SpA	231,236	1,294,706
Iride SpA	5,128	9,950
		1,304,656
Electrical Equipment (0.5%)
Prysmian SpA	32,663	642,774

Energy Equipment & Services (0.6%)
Saipem SpA	19,332	749,184

Food Products (0.7%)
Parmalat SpA	320,019	878,207

Gas Utilities (0.6%)
Snam Rete Gas SpA	159,845	811,445

Insurance (0.0%)
Fondiaria-Sai SpA	2,164	32,572
Premafin Finanziaria SpA*	4,768	6,553

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Insurance
Societa Cattolica di Assicurazioni S.c.r.l*	158	$5,002
		44,127
Media (0.1%)
Gruppo Editoriale L’Espresso SpA*	1,833	5,193
Mediaset SpA	8,342	72,253
		77,446
Oil, Gas & Consumable Fuels (1.2%)
ENI SpA	67,444	1,584,847
Saras SpA§	226	618
		1,585,465
TOTAL ITALY		6,589,605

Japan (27.7%)
Air Freight & Logistics (0.0%)
Yamato Holdings Co., Ltd.	3,000	42,246

Auto Components (0.6%)
Aisan Industry Co., Ltd.	988	9,087
Aisin Seiki Co., Ltd.§	2,489	74,780
Alpha Corp.	700	6,897
Asahi TEC Corp.*	306	154
Ashimori Industry Co., Ltd.*	3,667	5,502
Bridgestone Corp.	4,430	75,855
Daido Metal Co., Ltd.*	4,000	14,737
Denso Corp.§	4,722	141,000
Fujikura Rubber Ltd.	1,000	4,147
FuKoKu Co., Ltd.	3,200	28,272
Ichikoh Industries Ltd.*	2,000	3,496
Imasen Electric Industrial	19	241
Kanto Auto Works Ltd.	5,000	40,169
Koito Manufacturing Co., Ltd.§	2,000	29,786
NGK Spark Plug Co., Ltd.	1,000	13,629
NHK Spring Co., Ltd.§	9,000	82,756
Nihon Tokushu Toryo Co., Ltd.	2,100	8,460
Pacific Industrial Co., Ltd.	200	1,102
Piolax, Inc.	300	6,725
Sanden Corp.§	3,000	11,068
Sanoh Industrial Co., Ltd.	50	383
Shiroki Corp.	4,000	11,308
SNT Corp.*	4,439	12,507
Stanley Electric Co., Ltd.§	2,000	38,921
Tachi-S Co., Ltd.	2,600	28,364
Taiho Kogyo Co., Ltd.	800	6,422
TBK Co., Ltd.	8,000	18,510
The Yokohama Rubber Co., Ltd	1,676	7,913
Tigers Polymer Corp.	833	3,262
Topre Corp.	39	311
Toyo Tire & Rubber Co., Ltd.	6,000	14,033
U-Shin, Ltd.	1,094	8,747
Unipres Corp.	1,281	18,136
Yorozu Corp.	2,556	34,990
		761,670
Automobiles (2.1%)
Fuji Heavy Industries, Ltd.*§	3,103	16,109
Honda Motor Co., Ltd.	21,092	743,863
Isuzu Motors, Ltd.*§	12,921	35,046
Mazda Motor Corp.§	12,508	35,298
Nissan Motor Co., Ltd.*	39,100	335,952
Suzuki Motor Corp.§	4,731	104,517

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Automobiles
Toyota Motor Corp.§	34,945	$1,405,867
		2,676,652
Beverages (0.4%)
Asahi Breweries, Ltd.§	5,298	99,467
Coca-Cola Central Japan Co., Ltd.	1,323	16,189
Kirin Holdings Co., Ltd.	8,823	130,337
Mercian Corp.	24,222	47,686
Mikuni Coca-Cola Bottling Co., Ltd.§	5,689	45,008
Oenon Holdings, Inc.§	7,000	13,793
Sapporo Holdings, Ltd.§	6,000	31,379
Takara Holdings, Inc.	13,000	72,921
		456,780
Building Products (0.3%)
Aica Kogyo Co., Ltd.	68	759
Asahi Glass Co., Ltd.§	21,000	236,990
Bunka Shutter Co., Ltd.	6,000	16,712
Daikin Industries, Ltd.§	1,854	76,020
Komatsu Wall Industry Co., Ltd.	1,100	11,744
Nichias Corp.	273	1,222
Nitto Boseki Co., Ltd.*	18,272	38,957
Shin Nippon Air Technologies Co., Ltd.	766	5,281
Toli Corp.	4,000	7,627
		395,312
Capital Markets (0.4%)
Daiwa Securities Group, Inc.§	12,981	68,455
Ichiyoshi Securities Co., Ltd.§	902	6,180
Iwai Securities Co., Ltd.	4,166	26,250
Mizuho Securities Co., Ltd.*§	23,000	72,867
Nomura Holdings, Inc.§	37,557	275,727
Tokai Tokyo Financial Holdings	5,761	24,080
		473,559
Chemicals (1.3%)
ADEKA Corp.	1,400	14,020
Asahi Kasei Corp.	17,996	96,995
Chugoku Marine Paints, Ltd.§	4,759	32,810
Daicel Chemical Industries, Ltd.§	7,000	48,210
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	15,372
DIC Corp.§	41,000	88,614
Gun-Ei Chemical Industry Co., Ltd.	4,000	9,445
Hitachi Chemical Co., Ltd.	3,300	71,528
JSP Corp.	2,025	24,284
Katakura Chikkarin Co., Ltd.	1,000	3,096
Konishi Co., Ltd.	1,300	15,162
Mitsubishi Chemical Holdings Corp.§	22,047	112,967
Mitsubishi Gas Chemical Co., Inc.	124	749
Mitsui Chemicals, Inc.§	17,000	51,566
Nihon Parkerizing Co., Ltd.	1,000	13,587
Nippon Shokubai Co., Ltd.	4,105	37,120
Nippon Soda Co., Ltd.	15,554	68,961
Nippon Valqua Industries Ltd.	1,000	2,190
Nitto Denko Corp.	2,000	77,707
Okura Industrial Co., Ltd.*	3,666	10,403
Sanyo Chemical Industries, Ltd.	13,643	81,642
Sekisui Plastics Co., Ltd.§	6,476	30,997
Shikoku Chemicals Corp.	6,393	35,635
Shin-Etsu Chemical Co., Ltd.§	3,600	209,619
Shin-Etsu Polymer Co., Ltd.	1,500	11,427
Showa Denko KK	28,000	63,231

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals
Sumitomo Bakelite Co., Ltd.	466	$2,676
Sumitomo Chemical Co., Ltd.§	19,184	93,981
Sumitomo Seika Chemicals Co., Ltd.	11,000	43,339
Takiron Co., Ltd.	3,333	9,878
Teijin, Ltd.	11,000	36,996
Tenma Corp.	400	4,655
The Nippon Synthetic Chemical Industry Co., Ltd	1,000	6,882
Toagosei Co., Ltd.	18,343	78,190
Tokyo Ohka Kogyo Co., Ltd.§	2,194	40,786
Toray Industries, Inc.§	4,000	23,411
Toyo Ink Manufacturing Co., Ltd.	8,000	35,970
Zeon Corp.	4,000	23,402
		1,627,503
Commercial Banks (3.2%)
Aozora Bank, Ltd.§	9,000	12,740
Fukuoka Financial Group, Inc.§	30,000	127,726
Hokuhoku Financial Group, Inc.§	54,193	119,203
Mitsubishi UFJ Financial Group, Inc.§	159,431	836,129
Mizuho Financial Group, Inc.§	168,754	333,813
Resona Holdings, Inc.§	8,603	109,089
Sapporo Hokuyo Holdings, Inc.§	11,300	51,701
Senshu Ikeda Holdings, Inc.§	3,200	5,825
Shinsei Bank, Ltd.§	21,000	25,468
Sumitomo Mitsui Financial Group, Inc.§	16,096	533,542
Suruga Bank, Ltd.§	2,000	17,922
The Akita Bank, Ltd.	10,666	42,957
The Bank of Kyoto, Ltd.§	3,000	27,677
The Bank of Yokohama, Ltd.	48,000	235,661
The Chiba Bank, Ltd.§	34,992	209,624
The Chiba Kogyo Bank, Ltd.*	976	7,651
The Daishi Bank, Ltd.	51,039	177,094
The Ehime Bank, Ltd.	7,000	19,717
The Eighteenth Bank, Ltd.	2,992	9,013
The Gunma Bank, Ltd.	24,992	138,471
The Hachijuni Bank, Ltd.	18,807	107,267
The Higo Bank, Ltd.§	9,667	53,847
The Hiroshima Bank, Ltd§	50,885	215,530
The Joyo Bank, Ltd.	23,000	102,840
The Juroku Bank, Ltd	15,250	60,623
The Keiyo Bank, Ltd.	30,412	147,050
The Kita-Nippon Bank, Ltd.	400	11,068
The Mie Bank, Ltd.	14,211	39,433
The Miyazaki Bank, Ltd.	352	1,067
The Nishi-Nippon City Bank, Ltd.	5,997	17,744
The Ogaki Kyoritsu Bank, Ltd.	6,000	20,759
The Oita Bank, Ltd.	983	3,625
The Shikoku Bank, Ltd	7,750	26,000
The Shizuoka Bank, Ltd§	13,000	113,567
The Sumitomo Trust & Banking Co., Ltd.§	11,720	68,923
The Toho Bank, Ltd.	17,136	54,681
The Tohoku Bank, Ltd.	418	654
The Tsukuba Bank, Ltd.*§	9,976	28,325
The Yamanashi Chuo Bank, Ltd	8,250	36,353
Yamaguchi Financial Group, Inc.	2,563	28,092
		4,178,471
Commercial Services & Supplies (0.8%)
Dai Nippon Printing Co., Ltd.§	17,000	230,068
Itoki Corp.	9,004	23,134
Kokuyo Co., Ltd.§	10,800	90,104
Kosaido Co., Ltd.*	1,800	3,531

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Services & Supplies
Kyoritsu Printing Co., Ltd.	4,400	$6,276
Nichiban Co., Ltd.	4,000	13,614
Nippon Kucho Service Co., Ltd.	800	6,474
Oyo Corp.	4,656	40,173
Pronexus, Inc.	1,800	10,557
Secom Co., Ltd.	4,053	177,551
Sohgo Security Services Co., Ltd.	11,425	132,502
Takano Co., Ltd.	1,446	8,521
Toppan Printing Co., Ltd.§	25,603	231,681
Tosho Printing Co., Ltd.*	6,499	12,452
Uchida Yoko Co., Ltd.§	9,383	31,257
		1,017,895
Communications Equipment (0.0%)
Denki Kogyo Co., Ltd.	9	47
Iwatsu Electric Co., Ltd.*	15,666	13,583
Nakayo Telecommunications, Inc.	2,000	4,283
Saxa Holdings, Inc.*	7,000	12,288
Uniden Corp.*	9,000	26,132
		56,333
Computers & Peripherals (0.6%)
Eizo Nanao Corp.	1,745	43,089
Fujitsu, Ltd.	46,000	302,141
Melco Holdings, Inc.	1,500	33,295
Mutoh Holdings Co., Ltd.*	3,000	5,015
NEC Corp.	28,260	85,166
Seiko Epson Corp.§	5,100	79,400
Toshiba Corp.*§	53,871	278,976
		827,082
Construction & Engineering (0.6%)
Ando Corp.	10,500	14,829
Asunaro Aoki Construction Co., Ltd.	1,500	6,952
Chugai Ro Co., Ltd.	10,000	29,448
Commuture Corp.	3,000	17,349
COMSYS Holdings Corp.§	3,000	29,109
CTI Engineering Co., Ltd.	2,171	11,508
Dai-Dan Co., Ltd.	1,000	5,029
Daimei Telecom Engineering Corp.	2,000	14,412
Fukuda Corp.	3,000	5,617
Hazama Corp.*	11,866	10,675
Ichiken Co., Ltd.	2,800	3,716
Japan Foundation Engineering Co., Ltd.	200	448
JGC Corp.	4,000	71,441
Kajima Corp.§	25,000	61,374
Kokusai Kogyo Holdings Co., Ltd.*	3,000	7,647
Komai Tekko, Inc.	1,000	2,281
Kyudenko Corp.	11,000	66,097
Maeda Corp.	697	2,076
Nakano Corp.	500	1,039
NEC Networks & System Integration Corp.	300	3,981
Nichireki Co., Ltd.	334	1,568
Nippo Corp.	312	2,398
Nippon Koei Co., Ltd.	8,000	23,630
Nishimatsu Construction Co., Ltd.	750	981
Obayashi Corp.§	10,992	48,892
Obayashi Road Corp.	5,000	11,402
Okumura Corp.	4,000	14,024
Seibu Electric Industry Co., Ltd.	1,998	7,827
Shinnihon Corp.	9,208	16,070
Sumitomo Densetsu Co., Ltd.	4,358	21,146

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Construction & Engineering
Taihei Kogyo Co., Ltd.	129	$554
Taisei Corp.§	29,000	64,014
Tekken Corp.*	38,000	32,571
The Nippon Road Co., Ltd.	8,000	20,221
Toa Corp.	17,000	19,314
TOA ROAD Corp.§	11,000	20,371
Todentsu Corp.	1,000	1,680
Tokyu Construction Co., Ltd.	7,576	22,802
Totetsu Kogyo Co., Ltd.	57	316
Toyo Engineering Corp.	8,000	30,781
Yahagi Construction Co., Ltd.	4,000	23,043
Yondenko Corp.	2,000	9,331
		757,964
Construction Materials (0.0%)
Okabe Co., Ltd.	20	79
Shinagawa Refractories Co., Ltd.	3,641	11,468
Sumitomo Osaka Cement Co., Ltd.	515	895
		12,442
Consumer Finance (0.1%)
Jaccs Co., Ltd.§	6,000	12,721
ORIX Corp.*	1,455	129,259
Takefuji Corp.	6	26
		142,006
Containers & Packaging (0.1%)
FP Corp.	30	1,373
Hokkan Holdings, Ltd.	6,000	16,702
Rengo Co., Ltd.§	12,000	70,711
Tomoku Co., Ltd.	6,000	13,744
Toyo Seikan Kaisha, Ltd.§	4,760	84,392
		186,922
Distributors (0.0%)
Happinet Corp.	800	9,779
Naigai Co., Ltd.*	579	273
Nice Holdings, Inc.§	7,000	15,454
Ohashi Technica, Inc.	966	6,186
		31,692
Diversified Consumer Services (0.0%)
Japan Best Rescue System Co., Ltd.	4	2,761
San Holdings, Inc.	300	4,888
Watabe Wedding Corp.	40	443
		8,092
Diversified Financial Services (0.0%)
Daiko Clearing Services Corp.	2,066	8,863
Osaka Securities Finance Co., Ltd.	5,299	10,955
		19,818
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	8,200	345,220

Electric Utilities (0.4%)
Chubu Electric Power Co., Inc.§	11,597	290,220
The Kansai Electric Power Co., Inc.§	2,196	50,367
The Tokyo Electric Power Co., Inc.§	9,200	245,509
		586,096
Electrical Equipment (0.4%)
Fuji Electric Holdings Co., Ltd.*§	23,000	62,868

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Electrical Equipment
Fujikura Ltd.§	6,000	$34,644
Furukawa Electric Co., Ltd.§	3,000	15,623
Helios Techno Holdings Co., Ltd.	2,843	9,267
Hirakawa Hewtech Corp.	300	2,354
Mitsubishi Electric Corp.	21,654	199,481
Nippon Seisen Co., Ltd.	1,000	3,160
Sumitomo Electric Industries, Ltd.	12,800	157,337
Toko Electric Corp.	594	4,002
		488,736
Electronic Equipment, Instruments & Components (1.8%)
Alps Electric Co., Ltd.*	13,400	92,688
Anritsu Corp.*	1,900	7,332
Citizen Holdings Co., Ltd.	9,163	62,809
CMK Corp.*	40	301
Daito Electron Co., Ltd.	900	5,010
Excel Co., Ltd.	900	12,063
FUJIFILM Holdings Corp.§	9,092	313,347
Hirose Electric Co., Ltd.	59	6,818
Hitachi, Ltd.*§	77,874	289,894
HOYA Corp.§	3,800	104,685
Ibiden Co., Ltd.	1,597	55,150
Ikegami Tsushinki Co., Ltd.*	13,166	10,730
Japan Aviation Electronics Industry, Ltd.	1,000	7,583
JBCC Holdings, Inc.	2,734	16,738
Koa Corp.	1,494	14,584
Kyocera Corp.§	3,186	311,156
Mabuchi Motor Co., Ltd.	900	51,930
Macnica, Inc.	3,682	60,349
Marubun Corp.	1,200	7,289
Mitachi Co., Ltd.	500	2,657
Murata Manufacturing Co., Ltd.§	2,218	126,287
Nidec Corp.§	866	92,904
Nippon Chemi-Con Corp.*	3,000	11,832
Nippon Electric Glass Co., Ltd.§	6,000	84,735
Oizumi Corp.	300	661
Oki Electric Industry Co., Ltd.*§	91,152	76,175
Omron Corp.	1,200	27,928
ONO Sokki Co., Ltd.	3,000	10,569
Origin Electric Co., Ltd.*	3,000	12,437
Ryoyo Electro Corp.	8,200	78,617
Sanshin Electronics Co., Ltd.	7,200	60,941
Satori Electric Co., Ltd.	3,600	23,595
Shinko Shoji Co., Ltd.	2,600	22,476
Siix Corp.	1,800	23,203
SMK Corp.	516	2,657
Sumida Corp.	1,925	21,321
Sun-Wa Technos Corp.	700	3,665
Tachibana Eletech Co., Ltd.	1,465	11,737
TDK Corp.§	1,882	125,531
Tomen Electronics Corp.	1,600	19,470
Yokogawa Electric Corp.*§	5,181	45,278
Yokowo Co., Ltd.	1,100	7,118
		2,322,250
Food & Staples Retailing (0.8%)
Aeon Co., Ltd.§	8,698	98,900
Aeon Hokkaido Corp.*	2,100	6,047
Belc Co., Ltd.	2,100	18,778
Cawachi, Ltd.	4,300	82,508
Cocokara fine Holdings, Inc.	3,100	54,950
CVS Bay Area, Inc.	1,000	1,391

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing
Echo Trading Co., Ltd.	634	$6,078
Heiwado Co., Ltd.	3,213	41,300
Itochu-Shokuhin Co., Ltd.	654	20,751
Izumiya Co., Ltd.	17,782	78,006
Kasumi Co., Ltd.	33	160
Kato Sangyo Co., Ltd.	5,400	88,666
Kirindo Co., Ltd.	4,154	17,921
Matsumotokiyoshi Holdings Co., Ltd.§	400	9,056
Ministop Co., Ltd.	10,100	117,397
Okuwa Co., Ltd.	1,000	10,083
Poplar Co., Ltd.	900	5,203
Seven & I Holdings Co., Ltd.§	10,000	242,040
Sogo Medical Co., Ltd.	1,500	33,005
Tohto Suisan Co., Ltd.	14,305	25,117
Universe Co., Ltd.	600	8,007
UNY Co., Ltd.	9,000	74,592
Valor Co., Ltd.	5,300	43,306
		1,083,262
Food Products (0.8%)
Ajinomoto Co., Inc.	14,089	139,764
Chubu Shiryo Co., Ltd	1,333	11,676
Dydo Drinco, Inc.	375	13,010
J-Oil Mills, Inc.	31,285	98,141
Marudai Food Co., Ltd.	32,416	92,684
Maruha Nichiro Holdings, Inc.§	75,000	106,749
Mitsui Sugar Co., Ltd.	468	1,563
Miyoshi Oil & Fat Co., Ltd.	2,000	3,129
Morinaga & Co., Ltd.	13,000	28,956
Morinaga Milk Industry Co., Ltd.§	14,532	57,284
Nichimo Co., Ltd.	4,000	6,424
Nichirei Corp.	16,000	59,959
Nippon Meat Packers, Inc.§	5,000	63,292
Nippon Suisan Kaisha, Ltd.§	5,151	14,954
Nisshin Seifun Group, Inc.§	1,500	19,382
Nissin Foods Holdings Co., Ltd.	4	135
Prima Meat Packers, Ltd.	35,882	38,009
QP Corp.§	2,300	24,991
Showa Sangyo Co., Ltd.	13,000	40,065
Starzen Co., Ltd.	6,000	15,995
The Nisshin Oillio Group, Ltd.§	9,000	43,627
Unicafe, Inc.*	300	1,730
Warabeya Nichiyo Co., Ltd.	3,125	36,984
Yaizu Suisankagaku Industry Co., Ltd.	21	258
Yamazaki Baking Co., Ltd.	1,776	22,011
Yonekyu Corp.	7,000	59,227
		999,999
Gas Utilities (0.0%)
Osaka Gas Co., Ltd.	12,000	43,046
Tokai Corp.	2,334	12,997
		56,043
Health Care Equipment & Supplies (0.2%)
Aloka Co., Ltd.	10	79
Nihon Kohden Corp.	3,000	55,282
Nipro Corp.§	4,000	77,386
Olympus Corp.§	1,422	45,736
Terumo Corp.§	1,455	77,617
		256,100

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Health Care Providers & Services (0.4%)
Alfresa Holdings Corp.§	2,600	$112,219
I’rom Holdings Co., Ltd.*	183	4,140
Iwaki & Co., Ltd.	500	1,349
Mediceo Paltac Holdings Co., Ltd.§	16,124	191,270
Nichii Gakkan Co.	37	326
Ship Healthcare Holdings, Inc.	54	30,820
Suzuken Co., Ltd.	2,711	95,749
Toho Holdings Co., Ltd.	7,434	97,512
Yamashita Medical Instruments Co., Ltd.	100	1,354
		534,739
Hotels, Restaurants & Leisure (0.2%)
Colowide Co., Ltd.	2,500	12,447
HIS Co., Ltd.§	300	6,153
Hurxley Corp.	1,050	7,224
Kappa Create Co., Ltd.	1,600	31,762
Kyoritsu Maintenance Co., Ltd.	3,691	54,199
McDonald’s Holdings Co. Japan, Ltd.§	818	16,616
Pacific Golf Group International Holdings KK	73	48,202
Resorttrust, Inc.	3,691	54,207
Round One Corp.	515	3,392
Tokyo Dome Corp.	3,425	9,756
		243,958
Household Durables (1.1%)
Alpine Electronics, Inc.*	1,600	19,518
Casio Computer Co., Ltd.§	342	2,637
Corona Corp.	420	5,350
Dainichi Co., Ltd.	400	2,775
Foster Electric Co., Ltd.	11	306
Fuji Corp.	3,600	12,737
Funai Electric Co., Ltd.	100	4,222
Hoosiers Corp.*	34	6,043
Kawashima Selkon Textiles Co., Ltd.*	1,000	825
Makita Corp.§	2,489	82,206
Meiwa Estate Co., Ltd.	4,877	28,212
Panasonic Corp.§	26,080	400,047
Pioneer Corp.*	7,000	25,739
Sanyo Electric Co., Ltd.*§	10,715	17,215
Sanyo Housing Nagoya Co., Ltd.	19	16,484
Sekisui Chemical Co., Ltd.	5,000	33,921
Sekisui House, Ltd.	4,000	40,058
Sharp Corp.§	19,983	250,376
Sony Corp.§	11,438	438,497
Tact Home Co., Ltd.	13	10,004
		1,397,172
Household Products (0.1%)
Kao Corp.§	4,000	101,501
Lion Corp.	231	1,164
		102,665
Independent Power Producers & Energy Traders (0.1%)
Electric Power Development Co., Ltd.	3,500	115,467

Insurance (0.6%)
Aioi Insurance Co., Ltd.§	7,564	39,769
Mitsui Sumitomo Insurance Group Holdings, Inc.§	6,700	186,432
Sompo Japan Insurance, Inc.§	16,902	121,074
Sony Financial Holdings, Inc.§	3	9,867
T&D Holdings, Inc.§	1,889	44,847
The Fuji Fire & Marine Insurance Co., Ltd.*§	10,226	13,683

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Insurance
Tokio Marine Holdings, Inc.	12,348	$348,290
		763,962
Internet & Catalog Retail (0.1%)
ASKUL Corp.	12	228
Belluna Co., Ltd.	8,150	34,629
Dena Company, Ltd.	1	7,409
Image Holdings Co., Ltd.*	2,818	7,927
Nissen Holdings Co., Ltd.	2,800	10,854
Rakuten, Inc.§	1	724
Scroll Corp.	3,483	12,979
Senshukai Co., Ltd.	4,391	23,699
		98,449
Internet Software & Services (0.1%)
eAccess, Ltd.§	10	7,314
Faith, Inc.	57	6,743
Yahoo! Japan Corp.§	145	52,917
		66,974
IT Services (0.1%)
CSK Holdings Corp.*	4,500	19,599
Ines Corp.	2,052	15,286
Information Services International-Dentsu, Ltd.	41	220
IT Holdings Corp.§	1,301	15,869
JBIS Holdings, Inc.	1,468	4,970
TKC	2,264	41,911
		97,855
Leisure Equipment & Products (0.3%)
ABILIT Corp.*	700	848
GLOBERIDE, Inc.	10,666	13,486
Heiwa Corp.	14,800	152,300
Mizuno Corp.	607	2,684
Nikon Corp.	885	19,359
Noritsu Koki Co., Ltd.	6,444	45,957
Sega Sammy Holdings, Inc.§	1,600	19,396
SK Japan Co., Ltd.	1,700	5,824
SRI Sports Ltd.	27	25,752
Tamron Co., Ltd.	23	386
Tomy Co., Ltd.§	6,812	53,140
Yamaha Corp.§	3,700	47,861
		386,993
Life Sciences Tools & Services (0.0%)
CMIC Co., Ltd.	73	16,966

Machinery (0.9%)
Advanex, Inc.*	6,000	4,952
Bando Chemical Industries Ltd.	3,857	12,272
Daido Kogyo Co., Ltd.	3,000	5,172
Daiwa Industries, Ltd.	87	437
Ebara Corp.*§	13,000	66,510
Fanuc, Ltd.§	2,858	303,926
Hitachi Zosen Corp.§	658	966
Hosokawa Micron Corp.	3,250	13,340
IHI Corp.§	22,000	40,326
JTEKT Corp.	7,992	94,662
Kato Works Co., Ltd.	8,000	17,060
Kitakawa Iron Works Co., Ltd.*	3,000	4,850
Komatsu, Ltd.	2,948	61,969
Kubota Corp.	1,000	9,135
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,380	12,716

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Machinery
Maezawa Industries, Inc.*	800	$1,833
Maezawa Kyuso Industries Co., Ltd.	832	11,365
Minebea Co., Ltd.	7,878	48,021
Mitsubishi Heavy Industries, Ltd.§	5,000	20,753
Mitsuboshi Belting Co., Ltd.	4,000	18,382
Mitsui Engineering & Shipbuilding Co., Ltd.§	63,072	157,511
Morita Holdings Corp.	2,000	9,847
Nihon Spindle Manufacturing Co., Ltd.*	2,000	3,170
Nippon Yusoki Co., Ltd.	3,666	7,695
Nitto Seiko Co., Ltd.	1,000	3,042
NSK, Ltd.	580	4,590
NTN Corp.	6,796	30,759
Obara Corp.	2,539	28,177
OKK Corp.*	3,000	3,085
Pegasus Sewing Machine Manufacturing Co., Ltd.*	300	840
Sasebo Heavy Industries Co., Ltd.	13,857	29,100
Shinmaywa Industries, Ltd.	8,000	29,649
Sumitomo Heavy Industries, Ltd.	8,908	53,776
Takuma Co., Ltd.*	12,111	29,162
TOKYO KEIKI, Inc.	2,058	3,636
Toyo Machinery & Metal Co., Ltd.*	2,600	6,443
Tsubakimoto Chain Co.	1,694	8,153
Tsudakoma Corp.*	345	625
		1,157,907
Marine (0.2%)
Japan Transcity Corp.	2,500	7,557
Kawasaki Kisen Kaisha, Ltd.*§	3,000	11,991
Mitsui OSK Lines, Ltd.§	20,000	143,898
Nippon Yusen KK§	33,706	133,378
		296,824
Media (0.3%)
Amuse, Inc.	800	8,288
Avex Group Holdings, Inc.	16	138
Dentsu, Inc.§	3,800	100,043
Gakken Co., Ltd.§	11,414	25,292
Horipro, Inc.	1,635	12,255
Jupiter Telecommunications Co., Ltd.§	12	13,885
Kadokawa Group Holdings, Inc.	200	4,534
Nippon Television Network Corp.	90	12,272
SKY Perfect JSAT Holdings, Inc.§	332	142,876
Toei Co., Ltd.	14,000	71,706
Tow Co., Ltd.	2,666	14,899
TV Asahi Corp.	31	47,144
		453,332
Metals & Mining (0.7%)
Aichi Steel Corp.	1,000	4,491
Araya Industrial Co., Ltd.	5,000	6,964
JFE Holdings, Inc.§	6,000	242,210
Kobe Steel, Ltd.§	46,621	100,439
Mitsubishi Steel Manufacturing Co., Ltd.*	22,500	55,213
Mitsui Mining & Smelting Co., Ltd.§	8,032	24,108
Mory Industries, Inc.	500	1,515
Nakayama Steel Works, Ltd.*	32,182	50,350
Nichia Steel Works Ltd.	5,000	13,679
Nippon Chutetsukan KK	2,000	3,043
Nippon Metal Industry Co., Ltd.§	6,000	9,771
Nippon Steel Corp.§	53,977	212,364
Nittetsu Mining Co., Ltd.	11,799	52,217
Sumitomo Metal Industries, Ltd.§	16,263	49,330

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Metals & Mining
Sumitomo Metal Mining Co., Ltd.	6,000	$89,316
Toho Zinc Co., Ltd.	7,000	34,437
Tokyo Tekko Co., Ltd.	39	119
		949,566
Multiline Retail (0.0%)
J Front Retailing Co., Ltd.§	4,000	23,588
Maruei Department Store Co., Ltd.*	6,000	7,902
Mr Max Corp.	2,133	9,463
		40,953
Office Electronics (0.9%)
Brother Industries, Ltd.§	13,800	167,247
Canon, Inc.§	14,114	653,196
Konica Minolta Holdings, Inc.§	5,673	66,389
Ricoh Co., Ltd.§	9,985	156,473
Riso Kagaku Corp.	1,506	17,959
Toshiba TEC Corp.§	15,000	59,476
		1,120,740
Oil, Gas & Consumable Fuels (0.4%)
AOC Holdings, Inc.	51	316
INPEX Corp.	20	146,959
Itochu Enex Co., Ltd.§	12,133	64,100
Nippon Mining Holdings, Inc.§	24,824	117,977
Nippon Oil Corp.§	23,000	117,199
Sala Corp.	833	5,048
San-Ai Oil Co., Ltd.	5,000	20,078
TonenGeneral Sekiyu KK§	7,614	64,385
		536,062
Paper & Forest Products (0.1%)
Mitsubishi Paper Mills, Ltd.*§	1,627	1,952
Nakabayashi Co., Ltd.	3,428	7,564
OJI Paper Co., Ltd.§	34,034	149,454
Wood One Co., Ltd.	4,000	11,952
		170,922
Personal Products (0.0%)
Aderans Holdings Co., Ltd.*	600	7,125
Shiseido Company, Ltd.§	2,000	43,545
		50,670
Pharmaceuticals (0.9%)
ASKA Pharmaceutical Co., Ltd.	3,500	23,735
Astellas Pharma, Inc.§	8,800	318,935
Daiichi Sankyo Co., Ltd.§	9,491	178,040
Kaken Pharmaceutical Co., Ltd.	15,000	123,789
Kyorin Co., Ltd.	4,000	57,941
SSP Co., Ltd.	1,000	7,581
Takeda Pharmaceutical Co., Ltd.§	10,300	453,792
		1,163,813
Professional Services (0.0%)
Arrk Corp.*	13,305	12,111
FULLCAST Holdings Co., Ltd.*	9	547
Gakujo Co., Ltd.	1,000	3,278
Link & Motivation, Inc.	6	2,731
Nomura Co., Ltd.	5,000	14,458
		33,125

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Real Estate Management & Development (0.4%)
Daito Trust Construction Co., Ltd.§	1,393	$67,392
Daiwa House Industry Co., Ltd.	2,814	31,824
Heiwa Real Estate Co., Ltd.	42,500	127,962
Iida Home Max	201	3,306
Mitsubishi Estate Co., Ltd.§	7,559	123,950
Mitsui Fudosan Co., Ltd.§	1,910	32,527
Shoei Co., Ltd/Chiyoda-ku	1,100	8,347
Sumitomo Realty & Development Co., Ltd.§	2,863	54,661
Suncity Co., Ltd.*	54	1,185
Takara Leben Co., Ltd.	400	1,796
TOC Co., Ltd.	4,972	18,857
Tokyu Land Corp.§	8,811	33,744
Yuraku Real Estate Co., Ltd.	2,000	8,091
		513,642
Road & Rail (1.1%)
Central Japan Railway Co.	38	289,823
East Japan Railway Co.§	5,400	375,917
ICHINEN HOLDINGS Co., Ltd.	2,100	9,086
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,363
Keisei Electric Railway Co., Ltd.§	14,151	86,267
Kintetsu Corp.	55	171
KRS Corp.	960	9,116
Maruwn Corp.	1,700	4,426
Nagoya Railroad Co., Ltd.	26,000	74,614
Nippon Express Co., Ltd.§	26,000	112,040
Nishi-Nippon Railroad Co., Ltd.	692	2,675
Sankyu, Inc.§	10,000	49,381
Seino Holdings Corp.§	2,000	14,270
Senko Co., Ltd.	13,800	50,739
Tokyu Corp.§	10,000	41,887
Tonami Holdings Co., Ltd.	6,332	13,499
West Japan Railway Co.§	74	255,097
		1,394,371
Semiconductors & Semiconductor Equipment (0.3%)
Advantest Corp.§	1,284	32,214
Dainippon Screen Manufacturing Co., Ltd.*	8,000	37,496
Elpida Memory, Inc.*	2,600	51,337
Japan Electronic Materials Corp.	966	6,369
NEC Electronics Corp.*	42	427
Rohm Co., Ltd.§	498	37,282
Shibaura Mechatronics Corp.*	8,000	29,593
Shinko Electric Industries Co., Ltd.	500	7,767
Tokyo Electron, Ltd.	2,566	170,620
Towa Corp.*	1,000	7,745
		380,850
Software (0.4%)
Computer Institute of Japan, Ltd.	2,504	8,099
DTS Corp.	800	7,953
Jastec Co., Ltd.	2,888	16,951
Konami Corp.	3,899	75,287
Nintendo Co., Ltd.§	1,200	402,651
Nippon Systemware Co., Ltd.	600	2,100
Square Enix Co., Ltd.§	1,200	26,289
SRA Holdings	1,984	17,965
SysproCatena Co., Ltd.	11	8,042
Tose Co., Ltd.	400	2,804
Trend Micro, Inc.§	500	17,463
		585,604

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Specialty Retail (0.6%)
Alpen Co., Ltd.	800	$12,798
AOKI Holdings, Inc.	3,800	50,988
Aoyama Trading Co., Ltd.	18	297
Arc Land Sakamoto Co., Ltd.	3,136	33,750
Autobacs Seven Co., Ltd.	53	1,694
Best Denki Co., Ltd.*	2,725	6,684
Chiyoda Co., Ltd.	4	49
DCM Japan Holdings Co., Ltd.§	15,000	86,138
EDION Corp.§	3,200	32,943
Fast Retailing Co., Ltd.§	472	82,139
G-7 Holdings, Inc.	300	2,023
Geo Corp.	106	104,891
Hard Off Corp. Co., Ltd.	15	69
Haruyama Trading Co., Ltd.	300	1,385
Hikari Tsushin, Inc.§	4,000	65,085
Jeans Mate Corp.	1,400	5,535
K+S AG	480	11,791
Keiyo Co., Ltd.§	9,612	47,348
Kohnan Shoji Co., Ltd.§	6,817	77,880
Konaka Co., Ltd.	7,415	26,679
PARIS MIKI HOLDING, Inc.	36	347
Point, Inc.	2	120
Right On Co., Ltd.	3,307	25,171
Sagami Co., Ltd.*	2,000	2,955
Suzutan Co., Ltd.*	1,200	2,766
T-Gaia Corp.	14	20,736
Top Culture Co., Ltd.	1,433	5,600
Warehouse Co., Ltd.	1,933	7,164
Yamada Denki Co., Ltd.§	448	33,124
Yellow Hat, Ltd.	3,200	22,001
		770,150
Textiles, Apparel & Luxury Goods (0.3%)
Kurabo Industries, Ltd.	12,652	21,515
Kyowa Leather Cloth Co., Ltd.	2,566	11,260
Nisshinbo Holdings, Inc.§	7,969	82,673
Onward Holdings Co., Ltd.§	2,000	15,611
Renown, Inc.*	9,934	18,830
Sanei-International Co., Ltd.	329	4,473
Sanyo Shokai Ltd.§	14,818	56,345
Seiko Holdings Corp.*	1,000	2,637
Seiren Co., Ltd.	67	416
Tasaki Shinju Co., Ltd.*	16,679	18,037
The Japan Wool Textile Co., Ltd.	2,778	21,647
Toyobo Co., Ltd.§	30,000	47,841
Unitika, Ltd.*	36,656	29,821
Yamato International, Inc.	1,400	5,245
		336,351
Tobacco (0.2%)
Japan Tobacco, Inc.§	59	219,765

Trading Companies & Distributors (1.1%)
Daiichi Jitsugyo Co., Ltd.§	6,000	15,808
Furusato Industries Ltd.	1,416	9,988
Inaba Denki Sangyo Co., Ltd	2,113	49,045
Inabata & Co., Ltd.	7,666	36,229
ITOCHU Corp.§	18,621	163,527
Japan Pulp & Paper Co., Ltd.	273	979
JFE Shoji Holdings, Inc.	1,000	4,220
JK Holdings Co., Ltd.	1,400	5,456
Kamei Corp.	3,000	14,879
Kanaden Corp.	1,000	5,309

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Trading Companies & Distributors
Kanamoto Co., Ltd.	125	$593
Kuroda Electric Co., Ltd.	137	1,890
Kyokuto Boeki Kaisha, Ltd.	2,666	4,565
Marubeni Corp.§	33,827	210,659
Maruka Machinery Co., Ltd.	700	4,614
Mitsubishi Corp.§	10,115	265,759
Mitsui & Co., Ltd.§	13,083	220,401
NEC Capital Solutions Ltd.	3,855	49,873
Onoken Co., Ltd.	1,200	10,819
Seika Corp.	10,759	24,648
Sojitz Corp.§	25,381	49,233
Sumikin Bussan Corp.	11,000	25,209
Sumitomo Corp.§	18,079	208,301
Tanaka Co., Ltd	200	733
Tokyo Sangyo Co., Ltd.	2,500	7,255
Tomoe Engineering Co., Ltd.	100	1,429
Tsubakimoto Kogyo Co., Ltd.	3,000	6,559
Yamazen Corp.	5,925	25,200
Yuasa Trading Co., Ltd.*	40,000	38,137
		1,461,317
Transportation Infrastructure (0.1%)
Nissin Corp.	15,500	35,853
The Sumitomo Warehouse Co., Ltd.	15,000	66,715
		102,568
Wireless Telecommunication Services (0.5%)
KDDI Corp.	39	202,004
NTT DoCoMo, Inc.§	133	202,530
Softbank Corp.§	8,900	219,734
		624,268
TOTAL JAPAN		35,998,145

Luxembourg (0.1%)
Media (0.1%)
SES SA	3,186	80,559
TOTAL LUXEMBOURG		80,559

Netherlands (5.6%)
Computers & Peripherals (0.1%)
Gemalto NV*§	3,427	148,738

Construction & Engineering (0.5%)
Imtech NV	13,254	425,766
Koninklijke Boskalis Westminster NV	5,558	213,010
		638,776
Construction Materials (0.0%)
James Hardie Industries NV*	3,805	25,354

Diversified Financial Services (0.5%)
SNS Reaal*	98,814	617,130

Diversified Telecommunication Services (0.2%)
Koninklijke KPN NV	18,224	289,720

Food & Staples Retailing (0.8%)
Koninklijke Ahold NV	77,128	1,030,377

Food Products (2.0%)
CSM	6,331	196,817
Nutreco Holding NV	14,036	885,643

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Food Products
Unilever NV§	48,587	$1,472,558
		2,555,018
Industrial Conglomerates (0.9%)
Koninklijke Philips Electronics NV§	36,849	1,184,486

Insurance (0.0%)
Brit Insurance Holdings NV	845	9,625

Semiconductors & Semiconductor Equipment (0.6%)
ASML Holding NV	23,858	847,419
TOTAL NETHERLANDS		7,346,643

Norway (0.2%)
Electrical Equipment (0.0%)
Renewable Energy Corp. AS*§	7	33

Energy Equipment & Services (0.2%)
Aker Solutions ASA§	19,363	304,492
TOTAL NORWAY		304,525

Portugal (0.2%)
Commercial Banks (0.2%)
Banco BPI SA§	2,123	5,643
Banco Comercial Portugues SA R Shares§	263,240	292,761
		298,404
Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA§	488	2,020
TOTAL PORTUGAL		300,424

Singapore (1.0%)
Diversified Financial Services (1.0%)
iShares MSCI Singapore Index Fund§	116,681	1,341,832
TOTAL SINGAPORE		1,341,832

Spain (3.3%)
Commercial Banks (0.4%)
Banco Santander SA	43,015	571,586

Construction & Engineering (1.2%)
ACS Actividades de Construccion y Servicios SA§	12,472	576,503
Fomento de Construcciones y Contratas SA§	23,257	852,134
Sacyr Vallehermoso SA*§	15,688	138,358
		1,566,995
Diversified Telecommunication Services (0.4%)
Telefonica SA	20,328	482,535

Electric Utilities (0.5%)
Endesa SA	20,865	597,156

Oil, Gas & Consumable Fuels (0.8%)
Repsol YPF SA	43,838	1,040,329

Real Estate Management & Development (0.0%)
Inmobiliaria Colonial SA*§	13,571	2,474
TOTAL SPAIN		4,261,075

Sweden (4.8%)
Commercial Services & Supplies (0.7%)
Securitas AB B Shares§	79,281	847,951

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Construction & Engineering (0.7%)
Skanska AB B Shares§	51,553	$939,440

Diversified Financial Services (0.9%)
Investor AB B Shares§	49,024	943,022
Kinnevik Investment AB	12,864	237,829
		1,180,851
Machinery (0.7%)
Atlas Copco AB A Shares§	20,578	319,975
Scania AB B Shares	35,366	561,646
		881,621
Paper & Forest Products (0.7%)
Holmen AB B Shares	22,910	619,171
Svenska Cellulosa AB B Shares	19,531	276,284
		895,455
Specialty Retail (0.6%)
Hennes & Mauritz AB B Shares§	12,658	825,809

Tobacco (0.5%)
Swedish Match AB§	27,493	659,163
TOTAL SWEDEN		6,230,290

Switzerland (7.1%)
Biotechnology (0.4%)
Actelion, Ltd.*	9,468	431,202
BB Biotech AG	1,860	123,170
		554,372
Building Products (0.0%)
Geberit AG	208	37,279

Capital Markets (0.0%)
EFG International AG	2,541	44,064

Chemicals (0.6%)
Sika AG	423	715,763

Computers & Peripherals (0.2%)
Logitech International SA*	18,375	303,492

Diversified Telecommunication Services (0.0%)
Swisscom AG	31	11,342

Food Products (1.3%)
Nestle SA§	31,320	1,607,719

Insurance (0.9%)
Baloise Holding AG	840	74,628
Swiss Life Holding AG*	6,206	815,302
Swiss Reinsurance Co., Ltd.*	4,581	225,164
Zurich Financial Services AG	275	70,660
		1,185,754
Machinery (0.7%)
Schindler Holding AG	10,297	907,411

Pharmaceuticals (2.5%)
Novartis AG§	20,237	1,096,622
Roche Holding AG	12,720	2,069,492
		3,166,114
Textiles, Apparel & Luxury Goods (0.5%)
The Swatch Group AG BR	2,032	649,133
TOTAL SWITZERLAND		9,182,443

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom (24.7%)
Aerospace & Defense (0.0%)
Meggitt PLC	1,220	$5,667

Airlines (0.0%)
British Airways PLC*§	415	1,534

Auto Components (0.1%)
GKN PLC*	86,747	181,336

Capital Markets (0.7%)
3i Group PLC	21,160	93,348
Aberdeen Asset Management PLC	709	1,398
Brewin Dolphin Holdings PLC	2,580	5,682
Evolution Group PLC	264	508
F&C Asset Management PLC§	77,971	73,515
ICAP PLC	33,017	187,089
Man Group PLC	85,285	312,070
Rathbone Brothers	3,112	41,337
Schroders PLC	8,549	182,552
		897,499
Chemicals (0.0%)
Croda International PLC	108	1,536
Victrex PLC	1,151	15,365
Yule Catto & Co. PLC*	6,729	18,116
		35,017
Commercial Banks (3.2%)
Barclays PLC	164,705	896,495
HSBC Holdings PLC	235,857	2,389,209
Lloyds Banking Group PLC*	334,076	317,101
Standard Chartered PLC	22,659	617,379
		4,220,184
Commercial Services & Supplies (0.0%)
Babcock International Group PLC§	78	713

Communications Equipment (0.0%)
Spirent Communications PLC	8,503	15,967

Construction & Engineering (0.3%)
Costain Group PLC	41,975	15,270
Galliford Try PLC	15,069	73,078
Hyder Consulting PLC	6,221	23,889
Interserve PLC	49,053	161,334
Keller Group PLC	1,464	15,022
Morgan Sindall PLC	6,560	54,361
Severfield-Rowen PLC	14,265	42,580
T Clarke PLC	1,674	4,190
WSP Group PLC	3,854	17,022
		406,746
Construction Materials (0.0%)
Marshalls PLC	461	621

Consumer Finance (0.0%)
Provident Financial PLC§	242	3,181

Containers & Packaging (0.1%)
British Polythene Industries PLC	2,601	9,973
DS Smith PLC	51,208	104,681
RPC Group PLC	9,478	37,443
		152,097
Distributors (0.0%)
Inchcape PLC*	53,414	23,883

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Distributors
John Menzies PLC	1,872	$9,717
		33,600
Diversified Financial Services (0.0%)
Blackrock Commodities Income Investment Trust PLC	7,027	15,214

Diversified Telecommunication Services (0.3%)
BT Group PLC	226,011	424,079

Electric Utilities (0.0%)
Scottish & Southern Energy PLC	91	1,521

Electrical Equipment (0.0%)
PV Crystalox Solar PLC	82,938	60,482

Electronic Equipment, Instruments & Components (0.2%)
Diploma PLC	6,539	19,701
Domino Printing Sciences	2,449	14,384
Electrocomponents PLC	3,588	11,982
Premier Farnell PLC	64,636	221,129
TT electronics PLC*	19,344	29,457
		296,653
Food & Staples Retailing (0.5%)
J Sainsbury PLC	125,008	621,653
Majestic Wine PLC	935	3,614
		625,267
Food Products (0.4%)
Cranswick PLC	626	7,643
Dairy Crest Group PLC	1,115	6,277
Hilton Food Group, Ltd.	2,993	10,877
Northern Foods PLC	16,817	14,822
Robert Wiseman Dairies PLC	6,471	48,591
Thorntons PLC	4,931	8,731
Unilever PLC	12,690	371,349
		468,290
Health Care Providers & Services (0.1%)
Care UK PLC	2,879	19,514
Southern Cross Healthcare Ltd.*	37,602	51,795
		71,309
Hotels, Restaurants & Leisure (0.2%)
Enterprise Inns PLC*	1,669	3,031
Holidaybreak PLC Class A	2,879	11,971
J.D. Wetherspoon PLC	322	2,469
Marston’s PLC	8,021	11,160
Mitchells & Butlers PLC*	669	3,222
Rank Group PLC	54,945	98,022
Restaurant Group PLC	4,484	15,826
Thomas Cook Group PLC	16,259	66,580
TUI Travel PLC§	411	1,882
William Hill PLC	1,215	3,900
		218,063
Household Durables (0.0%)
Aga Rangemaster Group PLC*	2,730	4,930
Barratt Developments PLC*	2,674	5,033
Taylor Wimpey PLC*	17,399	9,943
		19,906
Household Products (0.0%)
McBride PLC	3,978	13,754

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Industrial Conglomerates (0.3%)
Tomkins PLC	99,851	$357,503

Insurance (1.0%)
Aviva PLC	10,414	60,813
Charles Taylor Consulting PLC	982	3,245
Chaucer Holdings PLC	80,725	59,966
Chesnara PLC	4,226	15,018
Hardy Underwriting Bermuda Ltd.	5,132	22,621
Novae Group PLC	1,886	8,458
Old Mutual PLC*	490,399	910,697
RSA Insurance Group PLC	66,965	129,591
Standard Life PLC	13,081	39,712
		1,250,121
Internet & Catalog Retail (0.0%)
Findel PLC*§	13,899	5,374
N Brown Group PLC	1,460	4,848
		10,222
IT Services (0.5%)
Anite PLC	9,567	4,727
Computacenter PLC§	17,251	80,451
Dimension Data Holdings PLC	389,176	538,289
Phoenix IT Group, Ltd.	2,574	10,203
		633,670
Machinery (0.4%)
Fenner PLC	18,101	58,400
IMI PLC	628	6,290
Invensys PLC	45,916	237,058
Senior PLC	89,424	149,755
		451,503
Marine (0.0%)
Clarkson PLC	961	12,682

Media (0.1%)
Chime Communications PLC	9,617	26,146
Cineworld Group PLC	4,602	13,071
Euromoney Institutional Investor PLC	1,189	9,373
ITV PLC*	5,131	4,731
Trinity Mirror PLC*	30,138	67,955
WPP PLC	937	9,692
Yell Group PLC*	296	184
		131,152
Metals & Mining (3.5%)
Anglo American PLC*	12,442	541,375
BHP Billiton PLC	51,102	1,745,876
Ferrexpo PLC	499	2,842
Rio Tinto PLC	28,931	1,709,689
Vedanta Resources PLC§	213	8,965
Xstrata PLC*	25,287	478,401
		4,487,148
Multi-Utilities (0.5%)
National Grid PLC	68,982	671,232

Multiline Retail (0.0%)
Debenhams PLC*	6,179	7,083

Oil, Gas & Consumable Fuels (5.2%)
Anglo Pacific Group PLC	2,726	10,029
BP PLC	317,911	3,007,889
Hunting PLC	3,941	36,841

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Oil, Gas & Consumable Fuels
JKX Oil & Gas PLC	811	$3,474
Melrose Resources PLC	998	4,543
Royal Dutch Shell PLC A Shares	66,871	1,938,015
Royal Dutch Shell PLC B Shares	63,680	1,754,834
		6,755,625
Paper & Forest Products (0.4%)
Mondi PLC	72,238	506,975

Pharmaceuticals (3.6%)
AstraZeneca PLC	37,552	1,673,623
Dechra Pharmaceuticals PLC	6,004	37,803
GlaxoSmithKline PLC§	107,774	2,067,879
Shire PLC	43,412	956,358
		4,735,663
Professional Services (0.0%)
Hays PLC	548	902
Hogg Robinson Group PLC	2,158	1,034
ITE Group PLC	2,172	4,721
Robert Walters PLC	478	1,628
Sthree PLC	5,689	29,342
Tribal Group PLC	7,351	8,642
		46,269
Real Estate Investment Trusts (0.0%)
Liberty International PLC	987	7,524
Segro PLC	1,787	8,678
		16,202
Real Estate Management & Development (0.0%)
CLS Holdings PLC*	304	2,361
MWB Group Holdings PLC*	5,000	3,162
Quintain Estates & Development PLC*	3,358	2,896
		8,419
Road & Rail (0.4%)
Go-Ahead Group PLC	7,611	161,577
Stagecoach Group PLC	118,051	327,790
		489,367
Semiconductors & Semiconductor Equipment (0.2%)
CSR PLC*§	27,290	189,703
Wolfson Microelectronics PLC*	11,587	26,732
		216,435
Software (0.5%)
RM PLC	3,786	9,955
The Sage Group PLC	178,070	646,259
		656,214
Specialty Retail (0.5%)
Game Group PLC	22,380	33,413
Kesa Electricals PLC	108,091	208,236
Sports Direct International PLC	8,425	13,721
WH Smith PLC	45,549	335,768
		591,138
Thrifts & Mortgage Finance (0.2%)
Paragon Group of Cos. PLC	94,095	193,215

Tobacco (0.6%)
British American Tobacco PLC	1,706	58,792

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Tobacco
Imperial Tobacco Group PLC	24,736	$754,431
		813,223
Trading Companies & Distributors (0.2%)
Ashtead Group PLC	3,875	5,608
BSS Group PLC	520	2,245
Lavendon Group PLC	14,762	17,091
SIG PLC*	104,548	180,256
Speedy Hire PLC	3,803	1,745
		206,945
Transportation Infrastructure (0.0%)
Braemar Shipping Services PLC	1,433	9,685

Water Utilities (0.0%)
Pennon Group PLC	526	4,175

Wireless Telecommunication Services (0.5%)
Vodafone Group PLC	297,588	688,025
TOTAL UNITED KINGDOM		32,118,591

TOTAL COMMON STOCKS (Cost $149,149,747)		165,832,445

PREFERRED STOCKS (0.8%)

Germany (0.8%)
Automobiles (0.1%)
Porsche Automobil Holding SE	2,009	122,917

Household Products (0.7%)
Henkel AG & Co. KGaA	18,264	985,467
TOTAL GERMANY		1,108,384

TOTAL PREFERRED STOCKS (Cost $1,040,077)		1,108,384

TOTAL LONG STOCK POSITIONS (Cost $150,189,824)		166,940,829

RIGHTS (0.0%)

Germany (0.0%)
Automobiles (0.0%)
Volkswagen AG, strike price 65.00 EUR, expires 04/09/10*§	3,527	2,339
TOTAL GERMANY		2,339

Japan (0.0%)
Real Estate Management & Development (0.0%)
Takara Leben Co., Ltd., strike price 300.00 EUR, expires 05/31/10*	400	509
TOTAL JAPAN		509

TOTAL RIGHTS (Cost $370)		2,848

WARRANTS (0.0%)

Italy (0.0%)
Capital Markets (0.0%)
Mediobanca SpA, strike price 0.04 EUR, expires 03/18/11*	4,093	518

Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11*	1,496	74
TOTAL ITALY		592

TOTAL WARRANTS (Cost $0)		592

	Number of Shares	Value
SHORT-TERM INVESTMENT (2.5%)

State Street Navigator Prime Portfolio§§ (Cost $3,226,079)	3,226,079	$3,226,079

TOTAL INVESTMENTS AT VALUE (130.8%) (Cost $153,416,273)		170,170,348

TOTAL SECURITIES SOLD SHORT (-29.3%) (Proceeds $37,843,547)		(38,162,217)

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)		(1,930,531)

NET ASSETS (100.0%)		$130,077,600

SHORT STOCK POSITIONS (-29.3%)
COMMON STOCKS (-29.3%)
Austria (-0.1%)
Insurance (-0.1%)
Vienna Insurance Group	(2,237)	(118,002)
TOTAL AUSTRIA		(118,002)

Belgium (-0.9%)
Chemicals (-0.1%)
Solvay SA	(1,404)	(144,389)

Commercial Banks (-0.1%)
Dexia SA*	(38)	(226)
KBC Groep NV*	(3,343)	(161,308)
		(161,534)
Diversified Financial Services (-0.4%)
Groupe Bruxelles Lambert SA	(4,653)	(411,700)
Nationale A Portefeuille	(2,128)	(111,762)
		(523,462)
Food & Staples Retailing (-0.1%)
Colruyt SA	(522)	(128,712)

Pharmaceuticals (-0.1%)
UCB SA	(3,069)	(131,172)

Wireless Telecommunication Services (-0.1%)
Mobistar SA	(1,851)	(114,124)
TOTAL BELGIUM		(1,203,393)

Denmark (-0.8%)
Chemicals (-0.1%)
Novozymes AS B Shares	(1,235)	(136,873)

Electrical Equipment (-0.1%)
Vestas Wind Systems AS*	(3,473)	(189,287)

Insurance (-0.1%)
Topdanmark AS*	(893)	(116,480)

Marine (-0.2%)
A P Moller - Maersk AS Class A	(18)	(131,207)
A P Moller - Maersk AS Class B	(23)	(175,605)
		(306,812)
Road & Rail (-0.3%)
DSV AS	(19,673)	(351,896)
TOTAL DENMARK		(1,101,348)

Finland (-0.9%)
Diversified Telecommunication Services (-0.2%)
Elisa Oyj*	(12,375)	(256,905)

Metals & Mining (-0.5%)
Outokumpu Oyj	(15,060)	(331,547)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Finland
Metals & Mining
Rautaruukki Oyj	(14,655)	$(317,369)
		(648,916)
Paper & Forest Products (-0.2%)
Stora Enso Oyj R Shares*	(18,928)	(144,358)
UPM-Kymmene Oyj	(12,103)	(160,777)
		(305,135)
TOTAL FINLAND		(1,210,956)

France (-5.7%)
Aerospace & Defense (-0.3%)
Thales SA	(9,063)	(364,568)

Airlines (-0.3%)
Air France-KLM*	(20,361)	(322,214)

Automobiles (-0.0%)
Renault SA*	(122)	(5,710)

Beverages (-0.3%)
Pernod-Ricard SA	(4,953)	(421,024)

Chemicals (-0.3%)
Air Liquide SA	(2,819)	(339,242)

Commercial Services & Supplies (-0.1%)
Societe BIC SA	(1,504)	(115,469)

Communications Equipment (-0.1%)
Alcatel-Lucent*	(50,000)	(157,543)

Construction & Engineering (-0.1%)
Eiffage SA	(1,353)	(70,088)

Construction Materials (-0.2%)
Imerys SA	(1,936)	(119,321)
Lafarge SA	(2,752)	(193,658)
		(312,979)
Electric Utilities (-0.2%)
Electricite de France	(3,675)	(200,700)

Electrical Equipment (-0.1%)
Alstom SA	(525)	(32,748)
Legrand SA	(3,833)	(121,260)
		(154,008)
Energy Equipment & Services (-0.4%)
Cie Generale de Geophysique-Veritas*	(12,461)	(353,458)
Technip SA	(2,113)	(171,831)
		(525,289)
Food & Staples Retailing (-0.4%)
Carrefour SA	(6,820)	(329,199)
Casino Guichard Perrachon SA	(1,603)	(135,723)
		(464,922)
Food Products (-0.3%)
Danone	(5,959)	(359,541)

Health Care Equipment & Supplies (-0.2%)
BioMerieux	(991)	(113,935)
Cie Generale d’Optique Essilor International SA	(3,076)	(196,788)
		(310,723)
Hotels, Restaurants & Leisure (-0.1%)
Sodexo	(2,316)	(138,370)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France
Media (-0.6%)
Eutelsat Communications	(3,648)	$(129,919)
JC Decaux SA*	(4,344)	(121,384)
Lagardere SCA	(8,383)	(339,474)
M6-Metropole Television	(4,140)	(107,060)
Publicis Groupe	(3,215)	(137,650)
		(835,487)
Multi-Utilities (-0.3%)
GDF Suez	(5,838)	(226,088)
Suez Environnement SA	(6,278)	(144,662)
		(370,750)
Multiline Retail (-0.1%)
PPR	(1,351)	(179,935)

Personal Products (-0.2%)
L’Oreal SA	(2,782)	(293,096)

Pharmaceuticals (-0.1%)
Ipsen SA	(2,216)	(108,405)

Professional Services (-0.1%)
Bureau Veritas SA	(2,224)	(118,207)

Real Estate Investment Trusts (-0.5%)
Unibail-Rodamco SE	(2,937)	(595,672)

Software (-0.1%)
Dassault Systemes SA	(2,092)	(123,925)

Textiles, Apparel & Luxury Goods (-0.2%)
Christian Dior SA	(1,372)	(146,521)
Hermes International	(1,075)	(149,614)
		(296,135)
Transportation Infrastructure (-0.1%)
Aeroports de Paris	(1,453)	(119,763)
Societe Des Autoroutes Paris-Rhin-Rhone*	(709)	(51,234)
		(170,997)
TOTAL FRANCE		(7,354,999)

Germany (-1.0%)
Air Freight & Logistics (-0.1%)
Deutsche Post AG	(11,529)	(200,041)

Automobiles (-0.3%)
Daimler AG	(7,256)	(341,656)

Commercial Banks (-0.3%)
Deutsche Postbank AG*	(10,772)	(345,335)

Diversified Telecommunication Services (-0.0%)
Deutsche Telekom AG	(4,620)	(62,546)

Metals & Mining (-0.1%)
ThyssenKrupp AG	(3,726)	(127,996)

Textiles, Apparel & Luxury Goods (-0.1%)
Puma AG Rudolf Dassler Sport	(356)	(112,966)

Transportation Infrastructure (-0.1%)
Fraport AG Frankfurt Airport Services Worldwide	(2,107)	(110,972)
TOTAL GERMANY		(1,301,512)

Italy (-2.0%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(10,125)	(135,350)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Italy
Auto Components (-0.0%)
Pirelli & C. SpA*	(49,999)	$(30,784)

Capital Markets (-0.1%)
Mediobanca SpA*	(12,481)	(134,357)

Commercial Banks (-0.6%)
Banca Monte dei Paschi di Siena SpA	(49,999)	(74,044)
Banca Popolare di Milano Scarl	(17,897)	(111,317)
Banco Popolare SC*	(25,466)	(179,710)
Intesa Sanpaolo SpA*	(21,237)	(79,231)
UniCredit SpA*	(49,999)	(147,692)
Unione di Banche Italiane SCPA	(11,595)	(156,686)
		(748,680)
Diversified Telecommunication Services (-0.1%)
Telecom Italia SpA	(49,999)	(56,504)

Electric Utilities (-0.1%)
Terna Rete Elettrica Nazionale SpA	(32,784)	(141,939)

Hotels, Restaurants & Leisure (-0.2%)
Autogrill SpA*	(25,721)	(313,596)

Insurance (-0.2%)
Assicurazioni Generali SpA	(12,973)	(312,109)

Multi-Utilities (-0.2%)
A2A SpA	(50,000)	(93,894)
ACEA SpA	(9,568)	(97,345)
		(191,239)
Textiles, Apparel & Luxury Goods (-0.3%)
Luxottica Group SpA	(12,908)	(346,436)

Transportation Infrastructure (-0.1%)
Atlantia SpA	(5,842)	(136,664)
TOTAL ITALY		(2,547,658)

Japan (-5.7%)
Auto Components (-0.1%)
Sumitomo Rubber Industries, Ltd.	(5,100)	(45,074)
Toyoda Gosei Co., Ltd.	(2,200)	(61,809)
Toyota Boshoku Corp.	(200)	(3,847)
Toyota Industries Corp.	(2,700)	(77,322)
		(188,052)
Automobiles (-0.0%)
Daihatsu Motor Co., Ltd.	(35)	(335)
Yamaha Motor Co., Ltd.*	(1,739)	(26,138)
		(26,473)
Beverages (-0.3%)
Coca-Cola West Co., Ltd.	(10,300)	(168,460)
Ito En Ltd.	(11,400)	(176,772)
		(345,232)
Building Products (-0.1%)
JS Group Corp.	(1,800)	(36,693)
Nippon Sheet Glass Co., Ltd.	(7,374)	(21,821)
TOTO, Ltd.	(3,000)	(20,482)
		(78,996)
Capital Markets (-0.1%)
Jafco Co., Ltd.*	(2,400)	(63,182)
Matsui Securities Co., Ltd.	(3,500)	(25,079)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Capital Markets
SBI Holdings, Inc.*	(80)	$(15,826)
		(104,087)
Chemicals (-0.3%)
Denki Kagaku Kogyo K K	(2,000)	(8,611)
JSR Corp.	(3,100)	(64,766)
Kansai Paint Co., Ltd.	(7,000)	(57,210)
Mitsubishi Rayon Co., Ltd.*	(6,923)	(29,273)
Nissan Chemical Industries Ltd.	(5,000)	(70,028)
Taiyo Nippon Sanso Corp.	(2,000)	(19,597)
Tokuyama Corp.	(13,000)	(72,113)
Tosoh Corp.	(3,739)	(9,514)
Ube Industries, Ltd.	(2,000)	(5,137)
		(336,249)
Commercial Banks (-0.1%)
Chuo Mitsui Trust Holdings, Inc.	(6,000)	(22,598)
Mizuho Trust & Banking Co., Ltd.*	(49,700)	(50,110)
Seven Bank, Ltd.	(9)	(18,125)
The Chugoku Bank, Ltd.	(4,000)	(54,100)
The Iyo Bank, Ltd.	(2,000)	(19,048)
		(163,981)
Construction & Engineering (-0.2%)
Kinden Corp.	(14,166)	(124,376)
Shimizu Corp.	(18,000)	(75,279)
		(199,655)
Construction Materials (-0.0%)
Taiheiyo Cement Corp.*	(8,000)	(11,486)

Consumer Finance (-0.1%)
Aeon Credit Service Co., Ltd.	(10,600)	(126,069)
Credit Saison Co., Ltd.	(1,700)	(26,396)
		(152,465)
Distributors (-0.0%)
Canon Marketing Japan, Inc.	(1,600)	(21,806)

Diversified Consumer Services (-0.1%)
Benesse Corp.	(2,500)	(108,446)

Diversified Financial Services (-0.1%)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(4,551)	(165,904)

Electric Utilities (-0.4%)
Hokkaido Electric Power Co., Inc.	(7,000)	(134,428)
Hokuriku Electric Power Co.	(4,599)	(101,268)
Kyushu Electric Power Co., Inc.	(3,300)	(71,924)
The Chugoku Electric Power Co., Inc	(5,300)	(105,466)
Tohoku Electric Power Co., Inc.	(2,900)	(61,380)
		(474,466)
Electrical Equipment (-0.0%)
Panasonic Electric Works Co., Ltd.	(2)	(25)
Ushio, Inc.	(1,415)	(24,064)
		(24,089)
Electronic Equipment, Instruments & Components (-0.1%)
Hitachi High-Technologies Corp.	(600)	(13,786)
Keyence Corp.	(118)	(28,269)
Mitsumi Electric Co., Ltd.	(400)	(8,775)
Shimadzu Corp.	(1,175)	(9,433)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Electronic Equipment, Instruments & Components
Yaskawa Electric Corp.	(1,000)	$(9,167)
		(69,430)
Food & Staples Retailing (-0.2%)
FamilyMart Co., Ltd.	(2,800)	(89,204)
Lawson, Inc.	(3,400)	(145,277)
		(234,481)
Food Products (-0.1%)
Kikkoman Corp.	(1,000)	(11,726)
MEIJI Holdings Co. Ltd.	(600)	(23,295)
Toyo Suisan Kaisha, Ltd.	(1,000)	(25,887)
Yakult Honsha Co., Ltd.	(2,000)	(53,993)
		(114,901)
Gas Utilities (-0.1%)
Toho Gas Co., Ltd.	(8,000)	(43,705)
Tokyo Gas Co., Ltd.	(5,000)	(22,066)
		(65,771)
Household Durables (-0.1%)
Rinnai Corp.	(2,700)	(142,011)

Household Products (-0.1%)
Unicharm Corp.	(1,400)	(135,238)

Industrial Conglomerates (-0.0%)
Hankyu Hanshin Holdings, Inc.	(11,000)	(51,045)

Insurance (-0.1%)
Nipponkoa Insurance Co., Ltd.	(14,142)	(90,125)
Nissay Dowa General Insurance Co., Ltd.	(14,761)	(77,422)
		(167,547)
IT Services (-0.1%)
Itochu Techno-Science Corp.	(1,300)	(42,743)
Nomura Research Institute, Ltd.	(2,500)	(57,018)
Obic Co., Ltd.	(160)	(29,092)
Otsuka Corp.	(900)	(57,270)
		(186,123)
Leisure Equipment & Products (-0.1%)
Namco Bandai Holdings, Inc.	(6,300)	(61,475)
Sankyo Co., Ltd.	(446)	(22,091)
Shimano, Inc.	(754)	(33,441)
		(117,007)
Machinery (-0.3%)
Amada Co., Ltd.	(721)	(6,058)
Hino Motors, Ltd.*	(5,000)	(21,152)
Hitachi Construction Machinery Co., Ltd.	(1,000)	(23,682)
Kawasaki Heavy Industries, Ltd.	(30,000)	(83,016)
Kurita Water Industries, Ltd.	(3,100)	(87,979)
NGK Insulators, Ltd.	(991)	(20,269)
SMC Corp.	(107)	(14,559)
The Japan Steel Works, Ltd.	(8,000)	(91,847)
THK Co., Ltd.	(3,611)	(78,987)
		(427,549)
Media (-0.3%)
Hakuhodo DY Holdings, Inc.	(3,309)	(174,510)
Toho Co., Ltd.	(9,400)	(151,608)
		(326,118)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Metals & Mining (-0.3%)
Daido Steel Co., Ltd.*	(9,000)	$(37,913)
Hitachi Metals Ltd.	(4,000)	(42,135)
Mitsubishi Materials Corp.*	(2,738)	(7,891)
Nisshin Steel Co., Ltd.	(4,000)	(8,357)
Tokyo Steel Manufacturing Co., Ltd.	(11,300)	(141,742)
Yamato Kogyo Co., Ltd.	(2,700)	(89,869)
		(327,907)
Multiline Retail (-0.1%)
Isetan Mitsukoshi Holdings, Ltd.	(42)	(452)
Marui Group Co., Ltd.	(9,104)	(66,078)
Takashimaya Co., Ltd.	(7,000)	(57,581)
		(124,111)
Oil, Gas & Consumable Fuels (-0.2%)
Cosmo Oil Co., Ltd.	(7,198)	(17,446)
Idemitsu Kosan Co., Ltd.	(100)	(7,589)
Japan Petroleum Exploration Co.	(2,700)	(137,167)
Showa Shell Sekiyu KK	(5,000)	(33,882)
		(196,084)
Paper & Forest Products (-0.0%)
Nippon Paper Group, Inc.	(400)	(10,298)

Pharmaceuticals (-0.6%)
Chugai Pharmaceutical Co., Ltd.	(6,600)	(124,033)
Dainippon Sumitomo Pharma Co., Ltd.	(5,700)	(52,329)
Eisai Co., Ltd.	(800)	(28,542)
Hisamitsu Pharmaceutical Co., Inc.	(2,300)	(85,629)
Kyowa Hakko Kirin Co., Ltd.	(8,000)	(82,668)
Ono Pharmaceutical Co., Ltd.	(600)	(26,754)
Santen Pharmaceutical Co., Ltd.	(2,819)	(84,834)
Shionogi & Co., Ltd.	(966)	(18,396)
Taisho Pharmaceutical Co., Ltd.	(7,339)	(133,444)
Tsumura & Co.	(5,300)	(154,018)
		(790,647)
Real Estate Investment Trusts (-0.1%)
Japan Real Estate Investment Corp.	(4)	(34,149)
Nippon Building Fund, Inc.	(9)	(77,594)
		(111,743)
Real Estate Management & Development (-0.2%)
Aeon Mall Co., Ltd.	(3,468)	(73,288)
Leopalace21 Corp.*	(250)	(1,302)
Nomura Real Estate Holdings, Inc.	(7,400)	(114,358)
NTT Urban Development Corp.	(118)	(99,958)
Tokyo Tatemono Co., Ltd.	(5,000)	(18,029)
		(306,935)
Road & Rail (-0.2%)
Keihin Electric Express Railway Co., Ltd.	(16,983)	(139,640)
Keio Corp.	(9,000)	(60,843)
Odakyu Electric Railway Co., Ltd.	(14,000)	(116,654)
		(317,137)
Semiconductors & Semiconductor Equipment (-0.0%)
Sumco Corp.*	(1,200)	(25,598)

Software (-0.1%)
Oracle Corp.	(3,500)	(162,539)

Specialty Retail (-0.3%)
ABC-Mart, Inc.	(3,900)	(124,721)
Nitori Co., Ltd.	(1,844)	(140,086)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Specialty Retail
Shimamura Co., Ltd.	(700)	$(62,092)
USS Co., Ltd.	(649)	(44,172)
		(371,071)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(4,051)	(39,681)

Trading Companies & Distributors (-0.0%)
Toyota Tsusho Corp.	(1,300)	(20,433)

Transportation Infrastructure (-0.1%)
Kamigumi Co., Ltd.	(9,964)	(80,259)
Mitsubishi Logistics Corp.	(5,000)	(62,249)
		(142,508)
TOTAL JAPAN		(7,385,300)

Luxembourg (-0.7%)
Energy Equipment & Services (-0.3%)
Tenaris SA	(16,306)	(352,222)

Metals & Mining (-0.3%)
ArcelorMittal	(8,555)	(375,777)

Wireless Telecommunication Services (-0.1%)
Millicom International Cellular SA	(1,825)	(163,818)
TOTAL LUXEMBOURG		(891,817)

Netherlands (-1.9%)
Aerospace & Defense (-0.1%)
European Aeronautic Defence & Space Co. NV	(8,020)	(161,402)

Air Freight & Logistics (-0.2%)
TNT NV	(6,163)	(176,811)

Beverages (-0.1%)
Heineken NV	(2,550)	(131,200)

Chemicals (-0.1%)
Koninklijke DSM NV	(3,446)	(153,797)

Diversified Financial Services (-0.2%)
ING Groep NV*	(24,704)	(245,200)

Energy Equipment & Services (-0.4%)
Fugro NV	(2,145)	(140,236)
SBM Offshore NV	(17,380)	(347,904)
		(488,140)
Insurance (-0.0%)
Aegon NV*	(4,491)	(30,713)

Life Sciences Tools & Services (-0.1%)
QIAGEN NV*	(6,052)	(139,718)
Media (-0.5%)
Reed Elsevier NV	(36,112)	(439,043)
Wolters Kluwer NV	(6,778)	(147,114)
		(586,157)
Professional Services (-0.1%)
Randstad Holding NV*	(2,812)	(133,780)

Semiconductors & Semiconductor Equipment (-0.1%)
STMicroelectronics NV*	(17,017)	(169,171)
TOTAL NETHERLANDS		(2,416,089)

Norway (-0.8%)
Commercial Banks (-0.1%)
DnB NOR ASA*	(15,360)	(175,900)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Norway
Diversified Telecommunication Services (-0.2%)
Telenor ASA*	(13,750)	$(186,843)

Industrial Conglomerates (-0.3%)
Orkla ASA	(46,991)	(416,278)

Oil, Gas & Consumable Fuels (-0.2%)
StatoilHydro ASA	(13,159)	(306,588)
TOTAL NORWAY		(1,085,609)

Portugal (-0.4%)
Electric Utilities (-0.1%)
EDP - Energias de Portugal SA	(37,816)	(150,533)

Food & Staples Retailing (-0.1%)
Jeronimo Martins SGPS SA	(11,521)	(116,885)

Oil, Gas & Consumable Fuels (-0.1%)
Galp Energia SGPS SA B Shares	(7,259)	(126,258)

Transportation Infrastructure (-0.1%)
Brisa Auto-Estradas de Portugal SA	(12,776)	(108,465)
TOTAL PORTUGAL		(502,141)

Spain (-1.6%)
Biotechnology (-0.1%)
Grifols SA	(7,042)	(105,352)

Construction & Engineering (-0.1%)
Ferrovial SA	(13,162)	(128,121)

Diversified Financial Services (-0.1%)
Criteria Caixacorp SA	(25,896)	(128,715)

Electric Utilities (-0.4%)
Iberdrola SA	(40,232)	(341,289)
Red Electrica Corp. SA	(2,664)	(143,206)
		(484,495)
Electrical Equipment (-0.2%)
Gamesa Corp. Tecnologica SA	(24,063)	(330,175)

Gas Utilities (-0.2%)
Enagas	(4,986)	(109,417)
Gas Natural SDG SA	(6,711)	(124,000)
		(233,417)
Independent Power Producers & Energy Traders (-0.2%)
EDP Renovaveis SA*	(17,215)	(134,753)
Iberdrola Renovables SA	(28,965)	(120,345)
		(255,098)
Machinery (-0.1%)
Zardoya Otis SA	(6,204)	(107,798)

Specialty Retail (-0.1%)
Inditex SA	(3,203)	(211,637)

Transportation Infrastructure (-0.1%)
Abertis Infraestructuras SA	(6,840)	(131,975)
TOTAL SPAIN		(2,116,783)

Sweden (-0.7%)
Commercial Banks (-0.1%)
Swedbank AB A Shares*	(14,867)	(152,756)

Diversified Telecommunication Services (-0.2%)
TeliaSonera AB	(31,496)	(224,368)

Health Care Equipment & Supplies (-0.1%)
Getinge AB B Shares	(5,558)	(133,707)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Sweden
Household Durables (-0.1%)
Husqvarna AB B Shares*	(17,414)	$(127,173)

Machinery (-0.2%)
SKF AB B Shares	(8,527)	(151,975)
Volvo AB	(13,648)	(135,691)
		(287,666)
TOTAL SWEDEN		(925,670)

Switzerland (-1.9%)
Capital Markets (-0.1%)
UBS AG*	(11,292)	(184,020)

Chemicals (-0.2%)
Syngenta AG	(1,075)	(299,029)

Construction Materials (-0.2%)
Holcim, Ltd.*	(3,134)	(233,973)

Electric Utilities (-0.1%)
BKW FMB Energie AG	(1,415)	(105,323)

Electrical Equipment (-0.2%)
ABB, Ltd.*	(10,705)	(234,430)

Food Products (-0.1%)
Aryzta AG	(3,182)	(139,626)

Health Care Equipment & Supplies (-0.4%)
Nobel Biocare Holding AG	(4,468)	(119,588)
Sonova Holding AG	(1,195)	(148,585)
Straumann Holding AG	(473)	(117,810)
Synthes, Inc.	(1,234)	(154,440)
		(540,423)
Life Sciences Tools & Services (-0.1%)
Lonza Group AG	(1,546)	(126,508)

Marine (-0.1%)
Kuehne + Nagel International AG	(1,410)	(142,716)

Professional Services (-0.1%)
Adecco SA	(2,693)	(153,155)

Textiles, Apparel & Luxury Goods (-0.3%)
Compagnie Financiere Richemont SA Class A	(6,412)	(249,064)
The Swatch Group AG	(2,040)	(121,622)
		(370,686)
TOTAL SWITZERLAND		(2,529,889)

United Kingdom (-4.2%)
Aerospace & Defense (-0.5%)
BAE Systems PLC	(43,781)	(246,735)
Cobham PLC	(34,350)	(133,903)
Rolls-Royce Group PLC*	(26,840)	(242,909)
		(623,547)
Beverages (-0.5%)
Diageo PLC	(18,225)	(306,293)
SABMiller PLC	(10,756)	(315,362)
		(621,655)
Capital Markets (-0.1%)
Investec PLC	(15,718)	(128,441)

Chemicals (-0.1%)
Johnson Matthey PLC	(5,799)	(153,881)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Commercial Services & Supplies (-0.1%)
G4S PLC	(32,394)	$(128,528)

Construction & Engineering (-0.1%)
Balfour Beatty PLC	(27,049)	(120,089)

Containers & Packaging (-0.1%)
Rexam PLC	(27,015)	(120,038)

Energy Equipment & Services (-0.1%)
AMEC PLC	(11,539)	(139,850)

Food & Staples Retailing (-0.2%)
Tesco PLC	(25,435)	(168,099)
WM Morrison Supermarkets PLC	(10,000)	(44,499)
		(212,598)
Food Products (-0.1%)
Associated British Foods PLC	(9,999)	(148,544)

Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(16,375)	(163,456)

Hotels, Restaurants & Leisure (-0.1%)
Whitbread PLC	(5,601)	(125,341)

Household Durables (-0.1%)
Berkeley Group Holdings PLC*	(8,280)	(102,303)

Independent Power Producers & Energy Traders (-0.2%)
Drax Group PLC	(19,988)	(113,383)
International Power PLC	(30,558)	(148,318)
		(261,701)
Industrial Conglomerates (-0.1%)
Smiths Group PLC	(8,544)	(147,334)

Insurance (-0.0%)
Legal & General Group PLC	(10,000)	(13,329)

Internet & Catalog Retail (-0.0%)
Home Retail Group PLC	(9,999)	(41,123)

Media (-0.3%)
Pearson PLC	(13,017)	(203,988)
Reed Elsevier PLC	(21,435)	(170,663)
		(374,651)
Metals & Mining (-0.4%)
Antofagasta PLC	(9,944)	(156,959)
Fresnillo PLC	(9,339)	(120,226)
Kazakhmys PLC*	(5,958)	(137,671)
Lonmin PLC*	(4,360)	(134,923)
		(549,779)
Multi-Utilities (-0.3%)
Centrica PLC	(50,000)	(223,169)
United Utilities Group PLC	(16,561)	(140,524)
		(363,693)
Multiline Retail (-0.1%)
Marks & Spencer Group PLC	(10,000)	(56,179)
Next PLC	(2,483)	(81,534)
		(137,713)
Oil, Gas & Consumable Fuels (-0.1%)
BG Group PLC	(3,586)	(62,077)

Professional Services (-0.1%)
The Capita Group PLC	(13,669)	(156,901)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Road & Rail (-0.1%)
Firstgroup PLC	(20,190)	$(109,918)

Specialty Retail (-0.1%)
Kingfisher PLC	(46,722)	(152,064)

Textiles, Apparel & Luxury Goods (-0.1%)
Burberry Group PLC	(12,387)	(134,198)

Trading Companies & Distributors (-0.1%)
Bunzl PLC	(12,262)	(134,149)

Water Utilities (-0.0%)
Severn Trent PLC	(161)	(2,918)
TOTAL UNITED KINGDOM		(5,429,819)

TOTAL COMMON STOCKS (Proceeds $37,803,990)		(38,120,985)

PREFERRED STOCKS (0.0%)

Germany (-0.0%)
Health Care Equipment & Supplies (-0.0%)
Fresenius SE (Proceeds $ 39,557)	(545)	(41,232)

TOTAL GERMANY		(41,232)

TOTAL SECURITIES SOLD SHORT (Proceeds $37,843,547)		$(38,162,217)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 — quoted prices in active markets for identical investments

•     Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Common Stocks
Asia	$4,746,225	$—	$—	$4,746,225
Australia	410,723	7,622,502	—	8,033,225
Austria	—	1,078,447	—	1,078,447
Belgium	—	3,027,471	—	3,027,471
Bermuda	—	236,340	—	236,340
Cyprus	—	1,794	—	1,794
Denmark	—	3,893,015	—	3,893,015
Finland	—	4,678,991	—	4,678,991
France	—	17,821,598	—	17,821,598
Germany	—	16,254,786	—	16,254,786

Greece	42,207	37,257	—	79,464
Hong Kong	2,218,340	—	—	2,218,340
Ireland	—	93	—	93
Israel	8,524	—	—	8,524
Italy	—	6,589,605	—	6,589,605
Japan	—	35,998,145	—	35,998,145
Luxembourg	—	80,559	—	80,559
Netherlands	—	7,346,643	—	7,346,643
Norway	—	304,525	—	304,525
Portugal	—	300,424	—	300,424
Singapore	1,341,832	—	—	1,341,832
Spain	—	4,261,075	—	4,261,075
Sweden	—	6,230,290	—	6,230,290
Switzerland	—	9,182,443	—	9,182,443
United Kingdom	207,445	31,911,146	—	32,118,591
Preferred Stocks
Germany	—	1,108,384	—	1,108,384
Rights
Germany	2,339	—	—	2,339
Japan	509	—	—	509
Warrants
Italy	592	—	—	592
Short-Term Investment	3,226,079	—	—	3,226,079
Securities Sold Short
Common Stocks
Austria	—	(118,002)	—	(118,002)
Belgium	—	(1,203,393)	—	(1,203,393)
Denmark	—	(1,101,348)	—	(1,101,348)
Finland	(256,905)	(954,051)	—	(1,210,956)
France	—	(7,354,999)	—	(7,354,999)
Germany	—	(1,301,512)	—	(1,301,512)
Italy	(179,710)	(2,367,948)	—	(2,547,658)
Japan	—	(7,385,300)	—	(7,385,300)
Luxembourg	—	(891,817)	—	(891,817)
Netherlands	—	(2,416,089)	—	(2,416,089)
Norway	—	(1,085,609)	—	(1,085,609)
Portugal	—	(502,141)	—	(502,141)
Spain	—	(2,116,783)	—	(2,116,783)
Sweden	—	(925,670)	—	(925,670)
Switzerland	—	(2,529,889)	—	(2,529,889)
United Kingdom	—	(5,429,819)	—	(5,429,819)
Preferred Stocks
Germany	—	(41,232)	—	(41,232)
Other Financial Instruments*	—	—	—	—
	$11,768,200	$120,239,931	$—	$132,008,131

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period.

Federal Income Tax Cost - At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $153,416,273, $18,163,480, $(1,409,405) and $16,754,075, respectively.

At March 31, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(37,843,547), $838,680, $(1,157,350) and $(318,670), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - U.S. Equity Flex I Portfolio

Schedule of Investments

March 31, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (120.8%)
COMMON STOCKS (120.8%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*§	2,213	$179,917
American Science and Engineering, Inc.§	200	14,984
HEICO Corp.§	300	15,468
ITT Corp.	18,600	997,146
Lockheed Martin Corp.§	700	58,254
Raytheon Co.	2,769	158,165
United Technologies Corp.	8,300	610,963
		2,034,897
Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.§	1,200	18,384

Airlines (1.3%)
Alaska Air Group, Inc.*§	38,632	1,592,797
Continental Airlines, Inc. Class B*§	12,100	265,837
Copa Holdings SA Class A	400	24,320
Delta Air Lines, Inc.*§	11,800	172,162
JetBlue Airways Corp.*§	3,900	21,762
UAL Corp.*§	4,200	82,110
		2,158,988
Auto Components (1.6%)
Autoliv, Inc.*§	45,511	2,345,182
Johnson Controls, Inc.	4,600	151,754
TRW Automotive Holdings Corp.*§	4,800	137,184
		2,634,120
Automobiles (0.2%)
Ford Motor Co.*§	27,900	350,703

Beverages (1.1%)
Brown-Forman Corp. Class B§	2,100	124,845
Coca-Cola Enterprises, Inc.	42,200	1,167,252
PepsiCo, Inc.	800	52,928
The Boston Beer Co., Inc. Class A*§	2,000	104,520
The Coca-Cola Co.	5,500	302,500
		1,752,045
Biotechnology (5.4%)
Alexion Pharmaceuticals, Inc.*§	3,000	163,110
Amgen, Inc.*	36,800	2,199,168
Cephalon, Inc.*§	39,100	2,650,198
Cubist Pharmaceuticals, Inc.*§	6,250	140,875
Gilead Sciences, Inc.*	76,400	3,474,672
Martek Biosciences Corp.*§	7,300	164,323
Regeneron Pharmaceuticals, Inc.*§	733	19,417
Talecris Biotherapeutics Holdings Corp.*§	700	13,944
		8,825,707
Building Products (0.3%)
Armstrong World Industries, Inc.*§	2,200	79,882
Griffon Corp.*§	6,652	82,884
Owens Corning*§	8,800	223,872
Universal Forest Products, Inc.§	3,800	146,376
		533,014

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets (2.8%)
American Capital, Ltd.*	2,800	$14,224
Apollo Investment Corp.§	2,512	31,978
Ares Capital Corp.§	1,300	19,292
BlackRock Kelso Capital Corp.§	100	996
BlackRock, Inc.	1,400	304,864
Eaton Vance Corp.§	14,400	482,976
Federated Investors, Inc. Class B§	112,685	2,972,630
Greenhill & Co., Inc.§	3,500	287,315
Lazard, Ltd. Class A	1,000	35,700
Prospect Capital Corp.§	800	9,720
The Goldman Sachs Group, Inc.	2,400	409,512
		4,569,207
Chemicals (3.3%)
Ashland, Inc.	400	21,108
Celanese Corp. Series A	12,200	388,570
CF Industries Holdings, Inc.	3,700	337,366
International Flavors & Fragrances, Inc.	500	23,835
Lubrizol Corp.	49,400	4,530,968
Terra Industries, Inc.	1,500	68,640
Westlake Chemical Corp.§	1,500	38,685
		5,409,172
Commercial Banks (6.9%)
Bancorpsouth, Inc.§	9,378	196,563
City Holding Co.§	1,500	51,435
Cullen/Frost Bankers, Inc.§	1,362	76,000
Fifth Third Bancorp	2,800	38,052
First Financial Bankshares, Inc.§	3,641	187,693
First Midwest Bancorp, Inc.§	10,850	147,017
FNB Corp.§	4,700	38,117
Glacier Bancorp, Inc.§	11,110	169,205
Hancock Holding Co.§	9,500	397,195
Home Bancshares, Inc.§	1,500	39,660
Huntington Bancshares, Inc.§	732	3,931
International Bancshares Corp.§	800	18,392
M&T Bank Corp.§	7,600	603,288
MB Financial, Inc.§	1,200	27,036
NBT Bancorp, Inc.§	5,500	125,675
PacWest Bancorp§	985	22,478
PNC Financial Services Group, Inc.	4,400	262,680
S&T Bancorp, Inc.§	6,400	133,760
Signature Bank*§	4,600	170,430
Tompkins Financial Corp.§	770	28,090
U.S. Bancorp§	9,820	254,142
UMB Financial Corp.§	9,400	381,640
Umpqua Holdings Corp.§	34,000	450,840
Wells Fargo & Co.	227,500	7,079,800
Westamerica BanCorporation§	700	40,355
Wintrust Financial Corp.§	6,900	256,749
		11,200,223
Commercial Services & Supplies (0.2%)
ATC Technology Corp.*§	12,800	219,648
Healthcare Services Group, Inc.§	4,200	94,038
Mine Safety Appliances Co.§	2,000	55,920
		369,606
Communications Equipment (1.1%)
Oplink Communications, Inc.*	1,300	24,102

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Communications Equipment
Palm, Inc.*§	3,000	$11,280
Plantronics, Inc.	1,800	56,304
QUALCOMM, Inc.	36,300	1,524,237
Viasat, Inc.*§	4,000	138,440
		1,754,363
Computers & Peripherals (6.7%)
Apple, Inc.*	7,491	1,759,861
Avid Technology, Inc.*§	5,300	73,034
International Business Machines Corp.	14,000	1,795,500
Lexmark International, Inc. Class A*§	45,900	1,656,072
SanDisk Corp.*§	13,000	450,190
Teradata Corp.*	10,300	297,567
Western Digital Corp.*	124,398	4,850,278
		10,882,502
Construction & Engineering (0.3%)
Fluor Corp.§	8,892	413,567

Consumer Finance (0.2%)
American Express Co.	5,900	243,434
First Cash Financial Services, Inc.*§	4,900	105,693
		349,127
Containers & Packaging (0.2%)
Temple-Inland, Inc.	15,100	308,493

Diversified Consumer Services (4.3%)
Career Education Corp.*§	1,400	44,296
Corinthian Colleges, Inc.*§	89,970	1,582,572
DeVry, Inc.§	25,700	1,675,640
H&R Block, Inc.§	203,200	3,616,960
Strayer Education, Inc.§	200	48,704
		6,968,172
Diversified Financial Services (2.1%)
Bank of America Corp.	43,100	769,335
Citigroup, Inc.*	240,000	972,000
Compass Diversified Holdings§	300	4,578
Moody’s Corp.	6,900	205,275
MSCI, Inc. Class A*§	35,200	1,270,720
NYSE Euronext	8,800	260,568
		3,482,476
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.§	5,800	47,096
AT&T, Inc.§	4,307	111,293
Cbeyond, Inc.*§	2,000	27,360
General Communication, Inc. Class A*§	5,800	33,466
Qwest Communications International, Inc.§	20,300	105,966
Verizon Communications, Inc.§	4,900	151,998
		477,179
Electric Utilities (1.1%)
Exelon Corp.	22,500	985,725
FirstEnergy Corp.§	19,400	758,346
		1,744,071

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Electrical Equipment (0.9%)
Belden, Inc.	600	$16,476
General Cable Corp.*§	53,556	1,446,012
		1,462,488
Electronic Equipment, Instruments & Components (0.5%)
Brightpoint, Inc.*§	5,900	44,427
Jabil Circuit, Inc.	36,500	590,935
Scansource, Inc.*§	600	17,268
Tech Data Corp.*	3,600	150,840
		803,470
Energy Equipment & Services (2.7%)
Diamond Offshore Drilling, Inc.§	4,000	355,240
Dresser-Rand Group, Inc.*	19,129	601,033
FMC Technologies, Inc.*§	7,700	497,651
Global Industries, Ltd.*§	51,644	331,555
Helix Energy Solutions Group, Inc.*	400	5,212
Key Energy Services, Inc.*	1,600	15,280
National-Oilwell Varco, Inc.	20,400	827,832
Rowan Cos., Inc.*§	44,300	1,289,573
Schlumberger, Ltd.§	6,100	387,106
T-3 Energy Services, Inc.*§	1,600	39,296
		4,349,778
Food & Staples Retailing (0.4%)
Nash Finch Co.§	2,800	94,220
Spartan Stores, Inc.§	6,000	86,520
SUPERVALU, Inc.§	26,200	437,016
The Pantry, Inc.*§	3,000	37,470
		655,226
Food Products (3.4%)
Fresh Del Monte Produce, Inc.*	500	10,125
General Mills, Inc.	16,800	1,189,272
H.J. Heinz Co.	2,700	123,147
J & J Snack Foods Corp.§	3,200	139,104
Kellogg Co.§	3,600	192,348
Lancaster Colony Corp.§	8,927	526,336
Lance, Inc.§	5,000	115,650
Mead Johnson Nutrition Co.	6,200	322,586
The Hershey Co.§	66,995	2,868,056
		5,486,624
Gas Utilities (0.1%)
Energen Corp.	4,100	190,773

Health Care Equipment & Supplies (2.4%)
ABIOMED, Inc.*§	2,100	21,693
American Medical Systems Holdings, Inc.*§	2,500	46,450
Becton, Dickinson and Co.	13,600	1,070,728
CareFusion Corp.*	2,500	66,075
Greatbatch, Inc.*§	4,300	91,117
Hologic, Inc.*	62,900	1,166,166
Integra LifeSciences Holdings*§	3,000	131,490
Medtronic, Inc.	15,400	693,462
Stryker Corp.§	7,000	400,540
Varian Medical Systems, Inc.*§	3,200	177,056
		3,864,777

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Health Care Providers & Services (4.7%)
Amsurg Corp.*§	8,600	$185,674
Catalyst Health Solutions, Inc.*§	2,904	120,167
Community Health Systems, Inc.*§	9,200	339,756
Express Scripts, Inc.*	1,800	183,168
Genoptix, Inc.*§	600	21,294
Gentiva Health Services, Inc.*§	1,895	53,591
Healthsouth Corp.*§	1,100	20,570
Humana, Inc.*	30,500	1,426,485
Medco Health Solutions, Inc.*	1,700	109,752
UnitedHealth Group, Inc.*	1,200	39,204
WellPoint, Inc.*	79,600	5,124,648
		7,624,309
Health Care Technology (0.1%)
Phase Forward, Inc.*§	8,200	107,174

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	9,800	188,944
Hyatt Hotels Corp. Class A*	500	19,480
Isle of Capri Casinos, Inc.*§	6,900	53,682
Jack in the Box, Inc.*§	2,000	47,100
Las Vegas Sands Corp.*§	7,200	152,280
Orient-Express Hotels, Ltd. Class A*	1,000	14,180
Royal Caribbean Cruises, Ltd.*	1,500	49,485
Starbucks Corp.*§	6,700	162,609
Wendy’s/Arby’s Group, Inc. Class A§	4,600	23,000
Yum! Brands, Inc.§	2,200	84,326
		795,086
Household Durables (1.1%)
Garmin, Ltd.§	1,400	53,872
Helen of Troy, Ltd.*§	300	7,818
National Presto Industries, Inc.§	800	95,128
Newell Rubbermaid, Inc.	21,900	332,880
NVR, Inc.*§	200	145,300
Tempur-Pedic International, Inc.*§	1,400	42,224
Whirlpool Corp.§	13,500	1,177,875
		1,855,097
Household Products (0.6%)
Kimberly-Clark Corp.§	13,200	830,016
The Procter & Gamble Co.	2,980	188,545
		1,018,561
Independent Power Producers & Energy Traders (3.0%)
Constellation Energy Group, Inc.§	136,900	4,806,559
NRG Energy, Inc.*§	200	4,180
RRI Energy, Inc.*§	3,700	13,653
		4,824,392
Industrial Conglomerates (2.7%)
3M Co.§	51,700	4,320,569
McDermott International, Inc.*	2,900	78,068
Tredegar Corp.	3,900	66,612
		4,465,249
Insurance (1.7%)
Aflac, Inc.	6,200	336,598
Allied World Assurance Co. Holdings, Ltd.	600	26,910

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Arch Capital Group, Ltd.*	600	$45,750
Argo Group International Holdings, Ltd.	300	9,777
Aspen Insurance Holdings, Ltd.	1,000	28,840
Assured Guaranty, Ltd.§	1,100	24,167
Axis Capital Holdings, Ltd.§	1,700	53,142
Chubb Corp.§	2,800	145,180
eHealth, Inc.*§	4,300	67,725
Everest Re Group, Ltd.	800	64,744
Genworth Financial, Inc. Class A*§	11,400	209,076
Hartford Financial Services Group, Inc.	12,900	366,618
Infinity Property & Casualty Corp.§	1,500	68,160
Max Capital Group, Ltd.	600	13,794
Montpelier Re Holdings, Ltd.§	1,000	16,810
Navigators Group, Inc.*§	5,500	216,315
PartnerRe, Ltd.	1,000	79,720
Platinum Underwriters Holdings, Ltd.	600	22,248
RenaissanceRe Holdings, Ltd.	700	39,732
The Travelers Cos., Inc.§	12,100	652,674
Unum Group	9,000	222,930
Validus Holdings, Ltd.§	1,200	33,036
Wesco Financial Corp.	100	38,550
White Mountains Insurance Group, Ltd.	100	35,500
		2,817,996
Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*§	200	27,146
Expedia, Inc.§	56,600	1,412,736
priceline.com, Inc.*§	1,300	331,500
		1,771,382
Internet Software & Services (5.0%)
AOL, Inc.*§	9,481	239,680
DealerTrack Holdings, Inc.*§	1,800	30,744
eBay, Inc.*§	109,400	2,948,330
Google, Inc. Class A*	1,800	1,020,618
j2 Global Communications, Inc.*§	1,300	30,420
Sohu.com, Inc.*	14,700	802,620
United Online, Inc.§	14,000	104,720
VeriSign, Inc.*§	110,900	2,884,509
		8,061,641
IT Services (2.6%)
Amdocs, Ltd.*	2,500	75,275
CSG Systems International, Inc.*§	18,700	391,952
Fidelity National Information Services, Inc.§	2,600	60,944
Gartner, Inc.*§	20,277	450,960
Genpact, Ltd.*	800	13,416
Global Cash Access Holdings, Inc.*§	1,804	14,739
Lender Processing Services, Inc.	2,300	86,825
Mastercard, Inc. Class A§	4,600	1,168,400
The Western Union Co.§	68,700	1,165,152
VeriFone Holdings, Inc.*	35,400	715,434
		4,143,097
Leisure Equipment & Products (0.6%)
Callaway Golf Co.§	3,000	26,460
Hasbro, Inc.§	12,300	470,844
Jakks Pacific, Inc.*§	1,400	18,270

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Leisure Equipment & Products
Mattel, Inc.	16,700	$379,758
		895,332
Life Sciences Tools & Services (0.4%)
Dionex Corp.*§	4,000	299,120
Waters Corp.*§	5,633	380,453
		679,573
Machinery (0.8%)
Badger Meter, Inc.§	900	34,659
Bucyrus International, Inc.§	2,500	164,975
Deere & Co.§	600	35,676
Donaldson Co., Inc.§	11,000	496,320
FreightCar America, Inc.§	6,100	147,376
Illinois Tool Works, Inc.§	500	23,680
Lindsay Corp.§	6,900	285,729
Mueller Water Products, Inc. Class A	1,900	9,082
Sauer-Danfoss, Inc.*§	1,100	14,608
The Manitowoc Co., Inc.§	400	5,200
		1,217,305
Media (2.6%)
Central European Media Enterprises, Ltd. Class A*	400	11,724
Comcast Corp. Class A§	16,800	316,176
DIRECTV Class A*	7,100	240,051
Discovery Communications, Inc. Class A*§	2,700	91,233
DISH Network Corp. Class A	43,600	907,752
Gannett Co., Inc.§	125,600	2,074,912
Harte-Hanks, Inc.§	6,614	85,056
Liberty Media Corp. - Capital Series A*§	2,800	101,836
Liberty Media Corp. - Starz Series A*	500	27,340
National CineMedia, Inc.§	11,800	203,668
Time Warner, Inc.	3,800	118,826
Virgin Media, Inc.§	3,955	68,263
		4,246,837
Metals & Mining (3.6%)
Coeur d’Alene Mines Corp.*§	10,400	155,792
Freeport-McMoRan Copper & Gold, Inc.§	65,500	5,471,870
Hecla Mining Co.*§	13,500	73,845
Newmont Mining Corp.	2,900	147,697
		5,849,204
Multi-Utilities (1.6%)
CH Energy Group, Inc.§	1,857	75,840
NSTAR§	8,571	303,585
Public Service Enterprise Group, Inc.	72,848	2,150,473
		2,529,898
Multiline Retail (2.0%)
Dollar General Corp.*	400	10,100
Family Dollar Stores, Inc.§	18,000	658,980
Fred’s, Inc. Class A§	18,400	220,432
Kohl’s Corp.*	2,900	158,862
Macy’s, Inc.	52,800	1,149,456
Nordstrom, Inc.§	7,600	310,460
Target Corp.	15,200	799,520
		3,307,810

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels (6.3%)
ATP Oil & Gas Corp.*§	8,000	$150,480
Brigham Exploration Co.*§	108,400	1,728,980
Chevron Corp.	6,700	508,061
CNX Gas Corp.*§	3,100	117,955
ConocoPhillips	2,900	148,393
Consol Energy, Inc.	27,100	1,156,086
Continental Resources, Inc.*§	4,300	182,965
Crosstex Energy, Inc.*	15,543	135,068
EOG Resources, Inc.§	1,500	139,410
Exxon Mobil Corp.§	35,249	2,360,978
GMX Resources, Inc.*§	6,600	54,252
McMoRan Exploration Co.*	35,700	522,291
Nordic American Tanker Shipping, Ltd.§	600	18,162
Occidental Petroleum Corp.	10,300	870,762
Peabody Energy Corp.	300	13,710
Petroleum Development Corp.*§	1,100	25,487
Rosetta Resources, Inc.*	100	2,355
Ship Finance International, Ltd.§	609	10,816
Stone Energy Corp.*§	7,800	138,450
Swift Energy Co.*§	21,000	645,540
Teekay Corp.§	500	11,370
Tesoro Corp.§	93,900	1,305,210
		10,246,781
Paper & Forest Products (1.1%)
International Paper Co.	71,500	1,759,615

Personal Products (3.9%)
Herbalife, Ltd.§	700	32,284
The Estee Lauder Cos., Inc. Class A§	98,400	6,383,208
		6,415,492
Pharmaceuticals (3.8%)
Allergan, Inc.	2,200	143,704
Bristol-Myers Squibb Co.§	2,200	58,740
Eli Lilly & Co.§	8,400	304,248
Endo Pharmaceuticals Holdings, Inc.*§	53,500	1,267,415
Forest Laboratories, Inc.*§	5,700	178,752
Indevus Pharmaceuticals, Inc. - (Escrow shares)*§^	2,200	0
Medicis Pharmaceutical Corp. Class A§	98,639	2,481,757
Merck & Co., Inc.	7,030	262,571
Mylan, Inc.*§	65,300	1,482,963
Nektar Therapeutics*§	2,100	31,941
		6,212,091
Professional Services (0.4%)
FTI Consulting, Inc.*§	13,400	526,888
Towers Watson & Co.§	400	19,000
Verisk Analytics, Inc. Class A*	1,300	36,660
		582,548
Real Estate Investment Trusts (4.6%)
American Campus Communities, Inc.	4,100	113,406
Annaly Capital Management, Inc.§	199,895	3,434,196
Chimera Investment Corp.§	10,471	40,732
DCT Industrial Trust, Inc.§	3,400	17,782
Developers Diversified Realty Corp.	13,600	165,512
Mid-America Apartment Communities, Inc.§	1,400	72,506
Potlatch Corp.§	16,178	566,877
Public Storage§	1,921	176,713

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Rayonier, Inc.§	58,925	$2,676,963
Realty Income Corp.§	7,900	242,451
Starwood Property Trust, Inc.§	600	11,580
Vornado Realty Trust	413	31,264
		7,549,982
Semiconductors & Semiconductor Equipment (1.8%)
Atmel Corp.*§	5,000	25,150
Broadcom Corp. Class A	4,800	159,264
FEI Co.*§	900	20,619
Intel Corp.	4,600	102,396
MKS Instruments, Inc.*§	12,400	242,916
National Semiconductor Corp.	20,900	302,005
NVIDIA Corp.*§	7,100	123,398
RF Micro Devices, Inc.*§	4,700	23,406
Semtech Corp.*§	848	14,781
Texas Instruments, Inc.§	9,467	231,657
Veeco Instruments, Inc.*§	600	26,100
Xilinx, Inc.§	65,400	1,667,700
		2,939,392
Software (5.0%)
Activision Blizzard, Inc.	96,800	1,167,408
Advent Software, Inc.*§	5,300	237,175
ANSYS, Inc.*§	1,066	45,987
Blackbaud, Inc.§	932	23,477
BMC Software, Inc.*	1,100	41,800
FactSet Research Systems, Inc.§	2,100	154,077
Fair Isaac Corp.§	6,200	157,108
McAfee, Inc.*	2,800	112,364
Microsoft Corp.	123,100	3,603,137
Novell, Inc.*	5,462	32,718
Oracle Corp.	600	15,414
Red Hat, Inc.*	64,970	1,901,672
SuccessFactors, Inc.*	3,600	68,544
Take-Two Interactive Software, Inc.*	49,100	483,635
TIBCO Software, Inc.*§	2,956	31,895
Ultimate Software Group, Inc.*§	900	29,655
Websense, Inc.*§	1,600	36,432
		8,142,498
Specialty Retail (6.0%)
Advance Auto Parts, Inc.§	71,000	2,976,320
Aeropostale, Inc.*§	92,886	2,677,903
Best Buy Co., Inc.	71,800	3,054,372
GameStop Corp. Class A*§	300	6,573
Monro Muffler, Inc.§	4,200	150,192
Pier 1 Imports, Inc.*§	1,600	10,192
Rent-A-Center, Inc.*§	18,500	437,525
Ross Stores, Inc.§	6,700	358,249
		9,671,326
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	900	35,568
Jones Apparel Group, Inc.§	45,500	865,410
NIKE, Inc. Class B§	3,827	281,284
The Warnaco Group, Inc.*	3,900	186,069
		1,368,331

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance (0.3%)
Dime Community Bancshares§	7,100	$89,673
MGIC Investment Corp.*§	14,000	153,580
NewAlliance Bancshares, Inc.§	5,787	73,032
Trustco Bank Corp. NY§	15,110	93,229
		409,514
Tobacco (0.0%)
Philip Morris International, Inc.	600	31,296

Water Utilities (0.0%)
SJW Corp.§	900	22,878

Wireless Telecommunication Services (1.0%)
American Tower Corp. Class A*	15,400	656,194
Crown Castle International Corp.*§	8,800	336,424
Leap Wireless International, Inc.*§	700	11,452
NII Holdings, Inc.*§	7,400	308,284
Sprint Nextel Corp.*§	38,100	144,780
Telephone & Data Systems, Inc.§	300	10,155
United States Cellular Corp.*§	4,245	175,658
USA Mobility, Inc.*§	2,500	31,675
		1,674,622
TOTAL COMMON STOCKS (Cost $183,347,708)		196,285,461

TOTAL LONG STOCK POSITIONS (Cost $183,347,708)		196,285,461

SHORT-TERM INVESTMENTS (23.2%)
State Street Navigator Prime Portfolio§§	36,012,978	36,012,978

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/10	$1,668	1,668,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,680,978)		37,680,978

TOTAL INVESTMENTS AT VALUE (144.0%) (Cost $221,028,686)		233,966,439

TOTAL SECURITIES SOLD SHORT (-21.2%) (Proceeds $29,952,533)		(34,410,030)

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.8%)		(37,067,042)

NET ASSETS (100.0%)		$162,489,367

	Number of Shares
SHORT STOCK POSITIONS (-21.2%)
COMMON STOCKS (-21.2%)
Aerospace & Defense (-0.5%)
AAR Corp.*	(1,500)	(37,230)
BE Aerospace, Inc.*	(1,300)	(39,585)
Ceradyne, Inc.*	(1,000)	(22,690)
Curtiss-Wright Corp.	(1,100)	(38,280)
DynCorp International, Inc. Class A*	(1,900)	(21,831)
Esterline Technologies Corp.*	(800)	(39,544)
General Dynamics Corp.	(500)	(38,600)
Goodrich Corp.	(500)	(35,260)
Hexcel Corp.*	(2,400)	(34,656)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Aerospace & Defense
Honeywell International, Inc.	(900)	$(40,743)
L-3 Communications Holdings, Inc.	(400)	(36,652)
Moog, Inc. Class A*	(1,000)	(35,420)
Northrop Grumman Corp.	(600)	(39,342)
Orbital Sciences Corp.*	(1,800)	(34,218)
Precision Castparts Corp.	(300)	(38,013)
Rockwell Collins, Inc.	(600)	(37,554)
Spirit Aerosystems Holdings, Inc. Class A*	(1,700)	(39,746)
Teledyne Technologies, Inc.*	(900)	(37,143)
The Boeing Co.	(200)	(14,522)
TransDigm Group, Inc.	(700)	(37,128)
Triumph Group, Inc.	(500)	(35,045)
		(733,202)
Air Freight & Logistics (-0.1%)
Atlas Air Worldwide Holdings, Inc.*	(800)	(42,440)
CH Robinson Worldwide, Inc.	(500)	(27,925)
Expeditors International of Washington, Inc.	(1,000)	(36,920)
FedEx Corp.	(400)	(37,360)
HUB Group, Inc. Class A*	(1,000)	(27,980)
United Parcel Service, Inc. Class B	(700)	(45,087)
		(217,712)
Airlines (-0.1%)
AMR Corp.*	(3,200)	(29,152)
Hawaiian Holdings, Inc.*	(3,000)	(22,110)
Southwest Airlines Co.	(2,600)	(34,372)
		(85,634)
Auto Components (-0.2%)
American Axle & Manufacturing Holdings, Inc.*	(3,000)	(29,940)
ArvinMeritor, Inc.*	(2,600)	(34,710)
BorgWarner, Inc.*	(900)	(34,362)
Cooper Tire & Rubber Co.	(1,500)	(28,530)
Dana Holding Corp.*	(1,600)	(19,008)
Drew Industries, Inc.*	(1,100)	(24,222)
Gentex Corp.	(1,400)	(27,188)
Superior Industries International, Inc.	(1,500)	(24,120)
Tenneco, Inc.*	(1,500)	(35,475)
The Goodyear Tire & Rubber Co.*	(1,100)	(13,904)
		(271,459)
Automobiles (-0.1%)
Harley-Davidson, Inc.	(1,300)	(36,491)
Thor Industries, Inc.	(1,000)	(30,210)
Winnebago Industries, Inc.*	(800)	(11,688)
		(78,389)
Beverages (-0.1%)
Central European Distribution Corp.*	(900)	(31,509)
Constellation Brands, Inc. Class A*	(1,900)	(31,236)
Dr. Pepper Snapple Group, Inc.	(1,100)	(38,687)
Hansen Natural Corp.*	(800)	(34,704)
Molson Coors Brewing Co. Class B	(700)	(29,442)
		(165,578)
Biotechnology (-0.4%)
Acorda Therapeutics, Inc.*	(1,100)	(37,620)
Allos Therapeutics, Inc.*	(3,000)	(22,290)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Biotechnology
AMAG Pharmaceuticals, Inc.*	(600)	$(20,946)
Amylin Pharmaceuticals, Inc.*	(1,600)	(35,984)
Biogen Idec, Inc.*	(600)	(34,416)
BioMarin Pharmaceutical, Inc.*	(1,600)	(37,392)
Celgene Corp.*	(500)	(30,980)
Cepheid, Inc.*	(1,800)	(31,464)
Dendreon Corp.*	(900)	(32,823)
Emergent Biosolutions, Inc.*	(2,200)	(36,938)
Genzyme Corp.*	(500)	(25,915)
Human Genome Sciences, Inc.*	(1,000)	(30,200)
Incyte Corp., Ltd.*	(2,200)	(30,712)
Myriad Genetics, Inc.*	(900)	(21,645)
Onyx Pharmaceuticals, Inc.*	(800)	(24,224)
Savient Pharmaceuticals, Inc.*	(2,000)	(28,900)
Seattle Genetics, Inc.*	(1,600)	(19,104)
United Therapeutics Corp.*	(600)	(33,198)
Vertex Pharmaceuticals, Inc.*	(800)	(32,696)
		(567,447)
Building Products (-0.1%)
Ameron International Corp.	(400)	(25,156)
Lennox International, Inc.	(700)	(31,024)
Masco Corp.	(2,200)	(34,144)
Simpson Manufacturing Co., Inc.	(1,100)	(30,536)
		(120,860)
Capital Markets (-0.5%)
Affiliated Managers Group, Inc.*	(400)	(31,600)
AllianceBernstein Holding LP	(800)	(24,528)
Ameriprise Financial, Inc.	(900)	(40,824)
Cohen & Steers, Inc.	(1,200)	(29,952)
Invesco, Ltd.	(1,600)	(35,056)
Investment Technology Group, Inc.*	(1,600)	(26,704)
Janus Capital Group, Inc.	(2,500)	(35,725)
Jefferies Group, Inc.	(1,200)	(28,404)
KBW, Inc.*	(1,100)	(29,590)
Knight Capital Group, Inc. Class A*	(2,300)	(35,075)
Legg Mason, Inc.	(1,200)	(34,404)
Morgan Stanley	(1,500)	(43,935)
Northern Trust Corp.	(700)	(38,682)
optionsXpress Holdings, Inc.*	(1,900)	(30,951)
Piper Jaffray Cos.*	(500)	(20,150)
Raymond James Financial, Inc.	(1,200)	(32,088)
SEI Investments Co.	(1,700)	(37,349)
State Street Corp.	(800)	(36,112)
Stifel Financial Corp.*	(600)	(32,250)
T. Rowe Price Group, Inc.	(700)	(38,451)
TD Ameritrade Holding Corp.*	(1,700)	(32,402)
The Bank of New York Mellon Corp.	(1,400)	(43,232)
The Charles Schwab Corp.	(1,800)	(33,642)
Waddell & Reed Financial, Inc. Class A	(1,000)	(36,040)
		(807,146)
Chemicals (-0.6%)
Air Products & Chemicals, Inc.	(500)	(36,975)
Albemarle Corp.	(900)	(38,367)
Arch Chemicals, Inc.	(800)	(27,512)
Cabot Corp.	(1,200)	(36,480)
Calgon Carbon Corp.*	(1,600)	(27,392)
Cytec Industries, Inc.	(800)	(37,392)
E.I. Du Pont de Nemours & Co.	(1,000)	(37,240)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Chemicals
Eastman Chemical Co.	(400)	$(25,472)
Ecolab, Inc.	(800)	(35,160)
Ferro Corp.*	(2,900)	(25,491)
FMC Corp.	(600)	(36,324)
H.B. Fuller Co.	(1,200)	(27,852)
Huntsman Corp.	(2,600)	(31,330)
Intrepid Potash, Inc.*	(1,100)	(33,363)
Koppers Holdings, Inc.	(800)	(22,656)
Minerals Technologies, Inc.	(400)	(20,736)
Monsanto Co.	(600)	(42,852)
Nalco Holding Co.	(1,400)	(34,062)
NewMarket Corp.	(200)	(20,598)
Olin Corp.	(1,900)	(37,278)
OM Group, Inc.*	(900)	(30,492)
PolyOne Corp.*	(400)	(4,096)
PPG Industries, Inc.	(500)	(32,700)
Praxair, Inc.	(500)	(41,500)
Rockwood Holdings, Inc.*	(1,400)	(37,268)
RPM International, Inc.	(1,200)	(25,608)
Sensient Technologies Corp.	(1,300)	(37,778)
Sigma-Aldrich Corp.	(400)	(21,464)
Solutia, Inc.*	(2,200)	(35,442)
The Dow Chemical Co.	(1,400)	(41,398)
The Mosaic Co.	(600)	(36,462)
Valspar Corp.	(1,200)	(35,376)
W.R. Grace & Co.*	(1,200)	(33,312)
		(1,047,428)
Commercial Banks (-0.5%)
Associated Banc-Corp.	(2,500)	(34,500)
Bank of Hawaii Corp.	(700)	(31,465)
BB&T Corp.	(1,200)	(38,868)
CapitalSource, Inc.	(5,100)	(28,509)
Cathay General Bancorp	(2,900)	(33,785)
City National Corp.	(700)	(37,779)
Comerica, Inc.	(1,000)	(38,040)
Commerce Bancshares, Inc.	(740)	(30,443)
East West Bancorp, Inc.	(2,000)	(34,840)
First Horizon National Corp.*	(2,251)	(31,621)
FirstMerit Corp.	(1,505)	(32,463)
Iberiabank Corp.	(300)	(18,003)
Keycorp	(4,600)	(35,650)
Marshall & Ilsley Corp.	(4,600)	(37,030)
Old National Bancorp	(2,200)	(26,290)
PrivateBancorp, Inc.	(2,300)	(31,510)
Regions Financial Corp.	(5,300)	(41,605)
SunTrust Banks, Inc.	(1,300)	(34,827)
SVB Financial Group*	(800)	(37,328)
TCF Financial Corp.	(2,200)	(35,068)
Valley National Bancorp	(2,400)	(36,888)
Webster Financial Corp.	(2,000)	(34,980)
Whitney Holding Corp.	(2,200)	(30,338)
Wilmington Trust Corp.	(2,300)	(38,111)
		(809,941)
Commercial Services & Supplies (-0.5%)
ABM Industries, Inc.	(1,600)	(33,920)
American Reprographics Co.*	(3,900)	(34,983)
Avery Dennison Corp.	(900)	(32,769)
Cenveo, Inc.*	(2,200)	(19,052)
Cintas Corp.	(1,300)	(36,517)
Clean Harbors, Inc.*	(500)	(27,780)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Commercial Services & Supplies
Copart, Inc.*	(900)	$(32,040)
Corrections Corp. of America*	(1,600)	(31,776)
Covanta Holding Corp.*	(1,900)	(31,654)
Deluxe Corp.	(1,700)	(33,014)
EnergySolutions, Inc.	(3,800)	(24,434)
Herman Miller, Inc.	(1,200)	(21,672)
HNI Corp.	(1,000)	(26,630)
Iron Mountain, Inc.	(1,300)	(35,620)
Knoll, Inc.	(2,600)	(29,250)
Pitney Bowes, Inc.	(1,500)	(36,675)
R. R. Donnelley & Sons Co.	(1,600)	(34,160)
Republic Services, Inc.	(1,200)	(34,824)
Rollins, Inc.	(1,300)	(28,184)
Steelcase, Inc. Class A	(2,900)	(18,763)
Stericycle, Inc.*	(700)	(38,150)
Team, Inc.*	(1,000)	(16,590)
Tetra Tech., Inc.*	(1,400)	(32,256)
The Brink’s Co.	(1,100)	(31,053)
The Geo Group, Inc.*	(1,400)	(27,748)
United Stationers, Inc.*	(600)	(35,310)
Waste Connections, Inc.*	(1,000)	(33,960)
Waste Management, Inc.	(1,100)	(37,873)
		(856,657)
Communications Equipment (-0.4%)
ADC Telecommunications, Inc.*	(4,500)	(32,895)
ADTRAN, Inc.	(1,300)	(34,255)
Arris Group, Inc.*	(3,000)	(36,030)
Aruba Networks, Inc.*	(2,500)	(34,150)
Blue Coat Systems, Inc.*	(800)	(24,832)
Brocade Communications Systems, Inc.*	(4,300)	(24,553)
Ciena Corp.*	(2,000)	(30,480)
Cisco Systems, Inc.*	(3,200)	(83,296)
CommScope, Inc.*	(1,200)	(33,624)
Comtech Telecommunications Corp.*	(700)	(22,393)
Emulex Corp.*	(2,500)	(33,200)
F5 Networks, Inc.*	(600)	(36,906)
Harris Corp.	(800)	(37,992)
InterDigital, Inc.*	(1,400)	(39,004)
JDS Uniphase Corp.*	(2,800)	(35,084)
Juniper Networks, Inc.*	(1,400)	(42,952)
Motorola, Inc.*	(5,300)	(37,206)
Polycom, Inc.*	(900)	(27,522)
Riverbed Technology, Inc.*	(1,200)	(34,080)
Tellabs, Inc.	(3,800)	(28,766)
		(709,220)
Computers & Peripherals (-0.2%)
3PAR, Inc.*	(2,900)	(29,000)
Dell, Inc.*	(2,100)	(31,521)
Diebold, Inc.	(1,100)	(34,936)
EMC Corp.*	(2,400)	(43,296)
Hewlett-Packard Co.	(1,300)	(69,095)
Imation Corp.*	(1,700)	(18,717)
Intermec, Inc.*	(2,100)	(29,778)
NCR Corp.*	(2,700)	(37,260)
NetApp, Inc.*	(1,200)	(39,072)
QLogic Corp.*	(1,700)	(34,510)
		(367,185)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Construction & Engineering (-0.2%)
Aecom Technology Corp.*	(1,300)	$(36,881)
EMCOR Group, Inc.*	(1,400)	(34,482)
Granite Construction, Inc.	(1,000)	(30,220)
Insituform Technologies, Inc. Class A*	(600)	(15,966)
Jacobs Engineering Group, Inc.*	(400)	(18,076)
KBR, Inc.	(1,400)	(31,024)
Layne Christensen Co.*	(600)	(16,026)
MasTec, Inc.*	(2,500)	(31,525)
Orion Marine Group, Inc.*	(200)	(3,610)
Quanta Services, Inc.*	(1,600)	(30,656)
The Shaw Group, Inc.*	(800)	(27,536)
Tutor Perini Corp.*	(1,700)	(36,975)
URS Corp.*	(500)	(24,805)
		(337,782)
Construction Materials (-0.1%)
Eagle Materials, Inc.	(1,400)	(37,156)
Martin Marietta Materials, Inc.	(400)	(33,420)
Vulcan Materials Co.	(700)	(33,068)
		(103,644)
Consumer Finance (-0.1%)
AmeriCredit Corp.*	(1,300)	(30,888)
Capital One Financial Corp.	(900)	(37,269)
Cash America International, Inc.	(900)	(35,532)
Discover Financial Services	(2,300)	(34,270)
EZCORP, Inc. Class A*	(1,700)	(35,020)
Nelnet, Inc. Class A	(1,000)	(18,560)
SLM Corp.*	(2,700)	(33,804)
		(225,343)
Containers & Packaging (-0.3%)
Aptargroup, Inc.	(900)	(35,415)
Ball Corp.	(700)	(37,366)
Bemis Co., Inc.	(1,300)	(37,336)
Crown Holdings, Inc.*	(1,400)	(37,744)
Greif, Inc. Class A	(700)	(38,444)
Owens-Illinois, Inc.*	(1,200)	(42,648)
Packaging Corp. of America	(1,500)	(36,915)
Pactiv Corp.*	(1,400)	(35,252)
Rock-Tenn Co. Class A	(700)	(31,899)
Sealed Air Corp.	(1,600)	(33,728)
Silgan Holdings, Inc.	(500)	(30,115)
Sonoco Products Co.	(1,100)	(33,869)
		(430,731)
Distributors (-0.0%)
Genuine Parts Co.	(900)	(38,016)
LKQ Corp.*	(1,600)	(32,480)
		(70,496)
Diversified Consumer Services (-0.2%)
American Public Education, Inc.*	(500)	(23,300)
Apollo Group, Inc. Class A*	(500)	(30,645)
Brink’s Home Security Holdings, Inc.*	(700)	(29,785)
Capella Education Co.*	(200)	(18,568)
Coinstar, Inc.*	(700)	(22,750)
Grand Canyon Education, Inc.*	(900)	(23,526)
Hillenbrand, Inc.	(500)	(10,995)
ITT Educational Services, Inc.*	(100)	(11,248)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Diversified Consumer Services
K12, Inc.*	(800)	$(17,768)
Lincoln Educational Services Corp.*	(1,400)	(35,420)
Regis Corp.	(1,500)	(28,020)
Service Corp. International	(4,000)	(36,720)
Sotheby’s	(1,100)	(34,199)
Weight Watchers International, Inc.	(1,000)	(25,530)
		(348,474)
Diversified Financial Services (-0.2%)
CME Group, Inc.	(100)	(31,611)
Interactive Brokers Group, Inc. Class A*	(1,200)	(19,380)
IntercontinentalExchange, Inc.*	(300)	(33,654)
JPMorgan Chase & Co.	(1,800)	(80,550)
Leucadia National Corp.*	(1,300)	(32,253)
PHH Corp.*	(1,600)	(37,712)
The NASDAQ OMX Group, Inc.*	(1,500)	(31,680)
		(266,840)
Diversified Telecommunication Services (-0.1%)
CenturyTel, Inc.	(900)	(31,914)
Frontier Communications Corp.	(3,800)	(28,272)
Premiere Global Services, Inc.*	(3,700)	(30,562)
tw telecom, Inc.*	(1,500)	(27,225)
		(117,973)
Electric Utilities (-0.5%)
Allete, Inc.	(1,000)	(33,480)
American Electric Power Co., Inc.	(1,100)	(37,598)
Cleco Corp.	(1,400)	(37,170)
DPL, Inc.	(1,100)	(29,909)
Duke Energy Corp.	(2,300)	(37,536)
Edison International	(800)	(27,336)
El Paso Electric Co.*	(1,700)	(35,020)
Entergy Corp.	(500)	(40,675)
FPL Group, Inc.	(600)	(28,998)
Great Plains Energy, Inc.	(1,900)	(35,283)
Hawaiian Electric Industries, Inc.	(1,600)	(35,920)
IDACORP, Inc.	(1,000)	(34,620)
ITC Holdings Corp.	(600)	(33,000)
Northeast Utilities	(1,300)	(35,932)
NV Energy, Inc.	(2,700)	(33,291)
Pepco Holdings, Inc.	(2,000)	(34,300)
Pinnacle West Capital Corp.	(800)	(30,184)
PNM Resources, Inc.	(2,300)	(28,819)
Portland General Electric Co.	(1,800)	(34,758)
PPL Corp.	(1,100)	(30,481)
Progress Energy, Inc.	(900)	(35,424)
Southern Co.	(1,200)	(39,792)
The Empire District Electric Co.	(1,800)	(32,436)
UIL Holdings Corp.	(1,100)	(30,250)
Unisource Energy Corp.	(1,100)	(34,584)
Westar Energy, Inc.	(1,500)	(33,450)
		(880,246)
Electrical Equipment (-0.3%)
A.O. Smith Corp.	(500)	(26,285)
Acuity Brands, Inc.	(900)	(37,989)
AMETEK, Inc.	(800)	(33,168)
AZZ, Inc.	(600)	(20,310)
Baldor Electric Co.	(1,100)	(41,140)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Electrical Equipment
Brady Corp. Class A	(900)	$(28,008)
Emerson Electric Co.	(800)	(40,272)
EnerSys*	(1,200)	(29,592)
GrafTech International, Ltd.*	(2,000)	(27,340)
Hubbell, Inc. Class B	(500)	(25,215)
Polypore International, Inc.*	(2,100)	(36,666)
Regal-Beloit Corp.	(600)	(35,646)
Rockwell Automation, Inc.	(600)	(33,816)
Roper Industries, Inc.	(600)	(34,704)
Thomas & Betts Corp.*	(800)	(31,392)
Woodward Governor Co.	(1,000)	(31,980)
		(513,523)
Electronic Equipment, Instruments & Components (-0.4%)
Agilent Technologies, Inc.*	(1,100)	(37,829)
Amphenol Corp. Class A	(800)	(33,752)
Anixter International, Inc.*	(800)	(37,480)
Arrow Electronics, Inc.*	(1,200)	(36,156)
Avnet, Inc.*	(1,200)	(36,000)
AVX Corp.	(2,700)	(38,340)
Benchmark Electronics, Inc.*	(1,700)	(35,258)
Checkpoint Systems, Inc.*	(1,400)	(30,968)
Cogent, Inc.*	(1,600)	(16,320)
Corning, Inc.	(2,100)	(42,441)
Dolby Laboratories, Inc. Class A*	(700)	(41,069)
FLIR Systems, Inc.*	(1,100)	(31,020)
Ingram Micro, Inc. Class A*	(1,800)	(31,590)
Itron, Inc.*	(500)	(36,285)
L-1 Identity Solutions, Inc.*	(3,000)	(26,790)
Molex, Inc.	(1,300)	(27,118)
National Instruments Corp.	(1,100)	(36,685)
Plexus Corp.*	(700)	(25,221)
SYNNEX Corp.*	(900)	(26,604)
Trimble Navigation, Ltd.*	(1,400)	(40,208)
Vishay Intertechnology, Inc.*	(3,000)	(30,690)
		(697,824)
Energy Equipment & Services (-0.5%)
Atwood Oceanics, Inc.*	(900)	(31,167)
Baker Hughes, Inc.	(600)	(28,104)
Bristow Group, Inc.*	(900)	(33,957)
Cal Dive International, Inc.*	(3,800)	(27,854)
Cameron International Corp.*	(811)	(34,760)
CARBO Ceramics, Inc.	(500)	(31,170)
Complete Production Services, Inc.*	(2,100)	(24,255)
Dril-Quip, Inc.*	(600)	(36,504)
Exterran Holdings, Inc.*	(1,400)	(33,838)
Halliburton Co.	(1,300)	(39,169)
Helmerich & Payne, Inc.	(700)	(26,656)
Hornbeck Offshore Services, Inc.*	(1,400)	(25,998)
Lufkin Industries, Inc.	(500)	(39,575)
Nabors Industries, Ltd.*	(1,400)	(27,482)
Oceaneering International, Inc.*	(600)	(38,094)
Oil States International, Inc.*	(800)	(36,272)
Patterson-UTI Energy, Inc.	(2,000)	(27,940)
Pride International, Inc.*	(1,100)	(33,121)
RPC, Inc.	(2,300)	(25,599)
SEACOR Holdings, Inc.*	(400)	(32,264)
Superior Energy Services, Inc.*	(1,400)	(29,428)
Tetra Technologies, Inc.*	(2,800)	(34,216)
Tidewater, Inc.	(600)	(28,362)
Unit Corp.*	(700)	(29,596)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services
Willbros Group, Inc.*	(2,100)	$(25,221)
		(780,602)
Food & Staples Retailing (-0.3%)
BJ’s Wholesale Club, Inc.*	(800)	(29,592)
Casey’s General Stores, Inc.	(900)	(28,260)
Costco Wholesale Corp.	(600)	(35,826)
CVS Caremark Corp.	(1,300)	(47,528)
Great Atlantic & Pacific Tea Co.*	(2,900)	(22,243)
Ruddick Corp.	(1,100)	(34,804)
Safeway, Inc.	(1,400)	(34,804)
Sysco Corp.	(1,300)	(38,350)
The Kroger Co.	(1,400)	(30,324)
Wal-Mart Stores, Inc.	(1,400)	(77,840)
Walgreen Co.	(1,300)	(48,217)
Whole Foods Market, Inc.*	(1,000)	(36,150)
		(463,938)
Food Products (-0.4%)
Archer-Daniels-Midland Co.	(1,300)	(37,570)
Campbell Soup Co.	(900)	(31,815)
Chiquita Brands International, Inc.*	(1,800)	(28,314)
ConAgra Foods, Inc.	(1,400)	(35,098)
Corn Products International, Inc.	(1,000)	(34,660)
Darling International, Inc.*	(4,000)	(35,840)
Dean Foods Co.*	(1,700)	(26,673)
Del Monte Foods Co.	(2,000)	(29,200)
Flowers Foods, Inc.	(1,300)	(32,162)
Green Mountain Coffee Roasters, Inc.*	(200)	(19,364)
Hormel Foods Corp.	(700)	(29,407)
Kraft Foods, Inc. Class A	(1,600)	(48,384)
McCormick & Co., Inc.	(800)	(30,688)
Ralcorp Holdings, Inc.*	(500)	(33,890)
Sanderson Farms, Inc.	(500)	(26,805)
Smithfield Foods, Inc.*	(1,800)	(37,332)
The J.M. Smucker Co.	(600)	(36,156)
Tootsie Roll Industries, Inc.	(1,236)	(33,409)
TreeHouse Foods, Inc.*	(800)	(35,096)
		(621,863)
Gas Utilities (-0.3%)
AGL Resources, Inc.	(900)	(34,785)
Atmos Energy Corp.	(1,100)	(31,427)
EQT Corp.	(800)	(32,800)
National Fuel Gas Co.	(500)	(25,275)
New Jersey Resources Corp.	(1,000)	(37,560)
Northwest Natural Gas Co.	(500)	(23,300)
ONEOK, Inc.	(800)	(36,520)
Piedmont Natural Gas Co., Inc.	(1,300)	(35,854)
Questar Corp.	(800)	(34,560)
South Jersey Industries, Inc.	(800)	(33,592)
Southwest Gas Corp.	(900)	(26,928)
The Laclede Group, Inc.	(900)	(30,348)
UGI Corp.	(1,100)	(29,194)
WGL Holdings, Inc.	(800)	(27,720)
		(439,863)
Health Care Equipment & Supplies (-0.5%)
Analogic Corp.	(400)	(17,092)
Baxter International, Inc.	(600)	(34,920)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Equipment & Supplies
Beckman Coulter, Inc.	(500)	$(31,400)
Boston Scientific Corp.*	(4,200)	(30,324)
Conmed Corp.*	(800)	(19,048)
CR Bard, Inc.	(400)	(34,648)
DENTSPLY International, Inc.	(1,000)	(34,850)
Edwards Lifesciences Corp.*	(400)	(39,552)
ev3, Inc.*	(1,100)	(17,446)
Gen-Probe, Inc.*	(800)	(40,000)
Haemonetics Corp.*	(400)	(22,860)
Hill-Rom Holdings, Inc.	(1,200)	(32,652)
Hospira, Inc.*	(600)	(33,990)
Idexx Laboratories, Inc.*	(500)	(28,775)
Intuitive Surgical, Inc.*	(200)	(69,626)
Inverness Medical Innovations, Inc.*	(800)	(31,160)
Meridian Bioscience, Inc.	(700)	(14,259)
ResMed, Inc.*	(600)	(38,190)
Sirona Dental Systems, Inc.*	(400)	(15,212)
St. Jude Medical, Inc.*	(900)	(36,945)
STERIS Corp.	(800)	(26,928)
Teleflex, Inc.	(600)	(38,442)
The Cooper Cos., Inc.	(900)	(34,992)
Thoratec Corp.*	(300)	(10,035)
West Pharmaceutical Services, Inc.	(800)	(33,560)
Wright Medical Group, Inc.*	(900)	(15,993)
Zimmer Holdings, Inc.*	(600)	(35,520)
		(818,419)
Health Care Providers & Services (-0.6%)
Aetna, Inc.	(1,100)	(38,621)
AMERIGROUP Corp.*	(900)	(29,916)
AmerisourceBergen Corp.	(1,100)	(31,812)
Brookdale Senior Living, Inc.*	(1,700)	(35,411)
Centene Corp.*	(1,600)	(38,464)
Chemed Corp.	(600)	(32,628)
CIGNA Corp.	(900)	(32,922)
Coventry Health Care, Inc.*	(1,300)	(32,136)
DaVita, Inc.*	(600)	(38,040)
Emergency Medical Services Corp. Class A*	(400)	(22,620)
Health Management Associates, Inc. Class A*	(3,900)	(33,540)
Health Net, Inc.*	(1,400)	(34,818)
Healthspring, Inc.*	(1,700)	(29,920)
Henry Schein, Inc.*	(200)	(11,780)
Kindred Healthcare, Inc.*	(1,400)	(25,270)
Laboratory Corp. of America Holdings*	(500)	(37,855)
LifePoint Hospitals, Inc.*	(1,100)	(40,458)
Lincare Holdings, Inc.*	(800)	(35,904)
Magellan Health Services, Inc.*	(500)	(21,740)
McKesson Corp.	(600)	(39,432)
Mednax, Inc.*	(600)	(34,914)
Molina Healthcare, Inc.*	(1,400)	(35,238)
Omnicare, Inc.	(1,200)	(33,948)
Owens & Minor, Inc.	(700)	(32,473)
Patterson Cos., Inc.	(1,000)	(31,050)
PharMerica Corp.*	(1,400)	(25,508)
Psychiatric Solutions, Inc.*	(1,300)	(38,740)
Quest Diagnostics, Inc.	(600)	(34,974)
Tenet Healthcare Corp.*	(4,700)	(26,884)
Universal American Corp.*	(2,300)	(35,420)
VCA Antech, Inc.*	(1,400)	(39,242)
		(1,011,678)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Technology (-0.1%)
Allscripts-Misys Heathcare Solutions, Inc.*	(1,700)	$(33,252)
athenahealth, Inc.*	(700)	(25,592)
Cerner Corp.*	(400)	(34,024)
MedAssets, Inc.*	(1,000)	(21,000)
		(113,868)
Hotels, Restaurants & Leisure (-0.7%)
Ameristar Casinos, Inc.	(2,000)	(36,440)
Bally Technologies, Inc.*	(800)	(32,432)
Bob Evans Farms, Inc.	(700)	(21,637)
Boyd Gaming Corp.*	(3,700)	(36,556)
Buffalo Wild Wings, Inc.*	(400)	(19,244)
Burger King Holdings, Inc.	(1,800)	(38,268)
Carnival Corp.	(900)	(34,992)
CEC Entertainment, Inc.*	(1,000)	(38,090)
Chipotle Mexican Grill, Inc.*	(200)	(22,534)
Choice Hotels International, Inc.	(1,100)	(38,291)
Cracker Barrel Old Country Store, Inc.	(500)	(23,190)
Darden Restaurants, Inc.	(900)	(40,086)
DineEquity, Inc.*	(200)	(7,906)
Domino’s Pizza, Inc.*	(2,700)	(36,828)
Gaylord Entertainment Co.*	(1,400)	(41,006)
International Game Technology	(2,000)	(36,900)
International Speedway Corp. Class A	(1,100)	(28,347)
Life Time Fitness, Inc.*	(1,200)	(33,720)
Marriott International, Inc. Class A	(1,519)	(47,879)
McDonald’s Corp.	(800)	(53,376)
P.F. Chang’s China Bistro, Inc.*	(500)	(22,065)
Panera Bread Co. Class A*	(200)	(15,298)
Penn National Gaming, Inc.*	(1,200)	(33,360)
Pinnacle Entertainment, Inc.*	(3,000)	(29,220)
Scientific Games Corp. Class A*	(2,000)	(28,160)
Sonic Corp.*	(2,800)	(30,940)
Speedway Motorsports, Inc.	(900)	(14,049)
Starwood Hotels & Resorts Worldwide, Inc.	(800)	(37,312)
Texas Roadhouse, Inc. Class A*	(2,400)	(33,336)
The Cheesecake Factory, Inc.*	(1,400)	(37,884)
Tim Hortons, Inc.	(1,100)	(35,849)
Vail Resorts, Inc.*	(1,000)	(40,090)
WMS Industries, Inc.*	(600)	(25,164)
Wyndham Worldwide Corp.	(1,400)	(36,022)
Wynn Resorts, Ltd.	(500)	(37,915)
		(1,124,386)
Household Durables (-0.3%)
American Greetings Corp. Class A	(1,200)	(25,008)
D.R. Horton, Inc.	(2,500)	(31,500)
Ethan Allen Interiors, Inc.	(1,700)	(35,071)
Fortune Brands, Inc.	(800)	(38,808)
Harman International Industries, Inc.*	(700)	(32,746)
Jarden Corp.	(1,100)	(36,619)
KB Home	(1,900)	(31,825)
La-Z-Boy, Inc.*	(1,600)	(20,064)
Leggett & Platt, Inc.	(1,000)	(21,640)
Lennar Corp. Class A	(1,900)	(32,699)
M.D.C. Holdings, Inc.	(1,000)	(34,610)
Meritage Homes Corp.*	(1,600)	(33,600)
Mohawk Industries, Inc.*	(700)	(38,066)
Pulte Group, Inc.*	(2,755)	(30,994)
The Ryland Group, Inc.	(1,300)	(29,172)
Toll Brothers, Inc.*	(1,700)	(35,360)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Household Durables
Tupperware Brands Corp.	(700)	$(33,754)
		(541,536)
Household Products (-0.1%)
Church & Dwight Co., Inc.	(500)	(33,475)
Clorox Co.	(600)	(38,484)
Colgate-Palmolive Co.	(500)	(42,630)
Energizer Holdings, Inc.*	(500)	(31,380)
		(145,969)
Independent Power Producers & Energy Traders (-0.1%)
Calpine Corp.*	(2,800)	(33,292)
Mirant Corp.*	(1,800)	(19,548)
Ormat Technologies, Inc.	(700)	(19,698)
The AES Corp.*	(2,700)	(29,700)
		(102,238)
Industrial Conglomerates (-0.1%)
Carlisle Cos., Inc.	(900)	(34,290)
General Electric Co.	(3,700)	(67,340)
Otter Tail Corp.	(900)	(19,764)
Textron, Inc.	(1,500)	(31,845)
		(153,239)
Insurance (-0.7%)
American Equity Investment Life Holding Co.	(1,900)	(20,235)
American Financial Group, Inc.	(1,200)	(34,140)
Amtrust Financial Services, Inc.	(1,300)	(18,135)
AON Corp.	(800)	(34,168)
Arthur J. Gallagher & Co.	(1,400)	(34,370)
Assurant, Inc.	(1,100)	(37,818)
Brown & Brown, Inc.	(1,700)	(30,464)
Cincinnati Financial Corp.	(1,200)	(34,680)
CNA Financial Corp.*	(1,000)	(26,720)
Delphi Financial Group, Inc. Class A	(1,300)	(32,708)
Employers Holdings, Inc.	(1,800)	(26,730)
FBL Financial Group, Inc. Class A	(1,000)	(24,480)
Fidelity National Financial, Inc. Class A	(2,300)	(34,086)
First American Corp.	(342)	(11,573)
Hanover Insurance Group, Inc.	(800)	(34,888)
HCC Insurance Holdings, Inc.	(1,100)	(30,360)
Hilltop Holdings, Inc.*	(2,300)	(27,025)
Lincoln National Corp.	(1,200)	(36,840)
Loews Corp.	(900)	(33,552)
Marsh & McLennan Cos., Inc.	(1,600)	(39,072)
Mercury General Corp.	(800)	(34,976)
MetLife, Inc.	(1,000)	(43,340)
Old Republic International Corp.	(2,900)	(36,772)
Principal Financial Group, Inc.	(1,400)	(40,894)
ProAssurance Corp.*	(700)	(40,978)
Protective Life Corp.	(1,700)	(37,383)
Prudential Financial, Inc.	(700)	(42,350)
Reinsurance Group of America, Inc.	(700)	(36,764)
RLI Corp.	(500)	(28,510)
StanCorp Financial Group, Inc.	(600)	(28,578)
The Allstate Corp.	(1,200)	(38,772)
The Progressive Corp.	(1,800)	(34,362)
Torchmark Corp.	(700)	(37,457)
Transatlantic Holdings, Inc.	(500)	(26,400)
Unitrin, Inc.	(1,000)	(28,050)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Insurance
W.R. Berkley Corp.	(1,200)	$(31,308)
XL Capital, Ltd. Class A	(1,800)	(34,020)
		(1,202,958)
Internet & Catalog Retail (-0.0%)
HSN, Inc.*	(1,100)	(32,384)
Liberty Media Corp. - Interactive Class A*	(2,600)	(39,806)
		(72,190)
Internet Software & Services (-0.2%)
Akamai Technologies, Inc.*	(1,200)	(37,692)
Equinix, Inc.*	(300)	(29,202)
GSI Commerce, Inc.*	(1,400)	(38,738)
IAC/InterActiveCorp*	(1,400)	(31,836)
Monster Worldwide, Inc.*	(2,000)	(33,220)
Rackspace Hosting, Inc.*	(1,700)	(31,841)
ValueClick, Inc.*	(2,300)	(23,322)
Yahoo!, Inc.*	(2,200)	(36,366)
		(262,217)
IT Services (-0.4%)
Acxiom Corp.*	(2,000)	(35,880)
Alliance Data Systems Corp.*	(400)	(25,596)
Automatic Data Processing, Inc.	(800)	(35,576)
Broadridge Financial Solutions, Inc.	(1,300)	(27,794)
CACI International, Inc. Class A*	(500)	(24,425)
Cognizant Technology Solutions Corp. Class A*	(600)	(30,588)
Computer Sciences Corp.*	(700)	(38,143)
Convergys Corp.*	(2,600)	(31,876)
Cybersource Corp.*	(1,600)	(28,224)
DST Systems, Inc.	(600)	(24,870)
Fiserv, Inc.*	(800)	(40,608)
Global Payments, Inc.	(600)	(27,330)
Heartland Payment Systems, Inc.	(2,100)	(39,060)
Hewitt Associates, Inc. Class A*	(800)	(31,824)
MAXIMUS, Inc.	(500)	(30,465)
Paychex, Inc.	(1,200)	(36,840)
SAIC, Inc.*	(1,700)	(30,090)
SRA International, Inc. Class A*	(1,800)	(37,422)
TNS, Inc.*	(1,300)	(28,990)
Total System Services, Inc.	(1,900)	(29,754)
Unisys Corp.*	(900)	(31,401)
Visa, Inc. Class A	(200)	(18,206)
Wright Express Corp.*	(800)	(24,096)
		(709,058)
Leisure Equipment & Products (-0.1%)
Brunswick Corp.	(2,200)	(35,134)
Polaris Industries, Inc.	(800)	(40,928)
Pool Corp.	(1,600)	(36,224)
		(112,286)
Life Sciences Tools & Services (-0.2%)
Bio-Rad Laboratories, Inc. Class A*	(300)	(31,056)
Charles River Laboratories International, Inc.*	(800)	(31,448)
Covance, Inc.*	(600)	(36,834)
Illumina, Inc.*	(900)	(35,010)
Life Technologies Corp.*	(700)	(36,589)
Mettler-Toledo International, Inc.*	(300)	(32,760)
Paraxel International Corp.*	(1,100)	(25,641)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Life Sciences Tools & Services
PerkinElmer, Inc.	(1,300)	$(31,070)
Pharmaceutical Product Development, Inc.	(1,400)	(33,250)
Techne Corp.	(400)	(25,476)
Thermo Fisher Scientific, Inc.*	(700)	(36,008)
		(355,142)
Machinery (-0.9%)
Actuant Corp. Class A	(1,900)	(37,145)
AGCO Corp.*	(1,000)	(35,870)
Albany International Corp. Class A	(1,300)	(27,989)
Astec Industries, Inc.*	(1,200)	(34,752)
Barnes Group, Inc.	(1,900)	(36,955)
Briggs & Stratton Corp.	(1,700)	(33,150)
Caterpillar, Inc.	(600)	(37,710)
CLARCOR, Inc.	(1,100)	(37,939)
Crane Co.	(900)	(31,950)
Cummins, Inc.	(600)	(37,170)
Danaher Corp.	(500)	(39,955)
Dover Corp.	(800)	(37,400)
Eaton Corp.	(500)	(37,885)
ESCO Technologies, Inc.	(500)	(15,905)
Federal Signal Corp.	(1,900)	(17,119)
Flowserve Corp.	(300)	(33,081)
Gardner Denver, Inc.	(800)	(35,232)
Graco, Inc.	(200)	(6,400)
Harsco Corp.	(1,100)	(35,134)
IDEX Corp.	(1,200)	(39,720)
Joy Global, Inc.	(600)	(33,960)
Kaydon Corp.	(900)	(33,840)
Kennametal, Inc.	(1,100)	(30,932)
Lincoln Electric Holdings, Inc.	(700)	(38,031)
Mueller Industries, Inc.	(1,300)	(34,827)
Navistar International Corp.*	(400)	(17,892)
Nordson Corp.	(500)	(33,960)
Oshkosh Corp.*	(900)	(36,306)
PACCAR, Inc.	(800)	(34,672)
Parker Hannifin Corp.	(600)	(38,844)
Pentair, Inc.	(1,000)	(35,620)
Robbins & Myers, Inc.	(1,200)	(28,584)
Snap-on, Inc.	(800)	(34,672)
SPX Corp.	(600)	(39,792)
Tennant Co.	(800)	(21,912)
Terex Corp.*	(1,500)	(34,065)
The Timken Co.	(1,300)	(39,013)
Titan International, Inc.	(3,200)	(27,936)
Toro Co.	(600)	(29,502)
Trinity Industries, Inc.	(2,000)	(39,920)
Valmont Industries, Inc.	(400)	(33,132)
WABCO Holdings, Inc.*	(800)	(23,936)
Wabtec Corp.	(800)	(33,696)
Watts Water Technologies, Inc. Class A	(1,000)	(31,060)
		(1,434,565)
Marine (-0.0%)
Alexander & Baldwin, Inc.	(900)	(29,745)
Kirby Corp.*	(900)	(34,335)
		(64,080)
Media (-0.5%)
Arbitron, Inc.	(1,400)	(37,324)
Cablevision Systems Corp. Group A	(1,300)	(31,382)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Media
CBS Corp. Class B	(2,400)	$(33,456)
Cinemark Holdings, Inc.	(2,100)	(38,514)
CTC Media, Inc.	(1,900)	(32,718)
Dolan Media Co.*	(2,900)	(31,523)
DreamWorks Animation SKG, Inc. Class A*	(800)	(31,512)
E.W. Scripps Co. Class A*	(3,800)	(32,110)
Interactive Data Corp.	(1,200)	(38,400)
Interpublic Group of Cos., Inc.*	(3,300)	(27,456)
John Wiley & Sons, Inc. Class A	(800)	(34,624)
Lamar Advertising Co. Class A*	(1,100)	(37,785)
Liberty Global, Inc. Class A*	(1,200)	(34,992)
Meredith Corp.	(1,100)	(37,851)
News Corp. Class A	(1,800)	(25,938)
Omnicom Group, Inc.	(900)	(34,929)
Regal Entertainment Group Class A	(2,100)	(36,897)
Scripps Networks Interactive, Inc. Class A	(700)	(31,045)
The McGraw-Hill Cos., Inc.	(1,000)	(35,650)
The New York Times Co. Class A*	(2,400)	(26,712)
The Walt Disney Co.	(1,500)	(52,365)
Time Warner Cable, Inc.	(724)	(38,596)
Valassis Communications, Inc.*	(1,300)	(36,179)
Viacom, Inc. Class B*	(800)	(27,504)
World Wrestling Entertainment, Inc. Class A	(1,600)	(27,680)
		(853,142)
Metals & Mining (-0.4%)
AK Steel Holding Corp.	(1,400)	(32,004)
Alcoa, Inc.	(2,300)	(32,752)
Allegheny Technologies, Inc.	(700)	(37,793)
Carpenter Technology Corp.	(1,000)	(36,600)
Century Aluminum Co.*	(2,000)	(27,520)
Cliffs Natural Resources, Inc.	(600)	(42,570)
Commercial Metals Co.	(2,000)	(30,120)
Compass Minerals International, Inc.	(300)	(24,069)
Kaiser Aluminum Corp.	(500)	(19,285)
Nucor Corp.	(800)	(36,304)
Reliance Steel & Aluminum Co.	(500)	(24,615)
Royal Gold, Inc.	(700)	(32,347)
RTI International Metals, Inc.*	(1,200)	(36,396)
Schnitzer Steel Industries, Inc. Class A	(700)	(36,771)
Southern Copper Corp.	(1,100)	(34,837)
Steel Dynamics, Inc.	(1,800)	(31,446)
Stillwater Mining Co.*	(2,500)	(32,450)
Titanium Metals Corp.*	(2,300)	(38,157)
United States Steel Corp.	(600)	(38,112)
Walter Energy, Inc.	(400)	(36,908)
Worthington Industries, Inc.	(1,400)	(24,206)
		(685,262)
Multi-Utilities (-0.4%)
Alliant Energy Corp.	(1,100)	(36,586)
Ameren Corp.	(1,300)	(33,904)
Avista Corp.	(1,500)	(31,065)
Black Hills Corp.	(1,100)	(33,385)
CenterPoint Energy, Inc.	(2,400)	(34,464)
CMS Energy Corp.	(1,700)	(26,282)
Consolidated Edison, Inc.	(800)	(35,632)
Dominion Resources, Inc.	(900)	(36,999)
DTE Energy Co.	(700)	(31,220)
Integrys Energy Group, Inc.	(800)	(37,904)
MDU Resources Group, Inc.	(1,400)	(30,212)
NiSource, Inc.	(2,300)	(36,340)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities
NorthWestern Corp.	(1,000)	$(26,810)
OGE Energy Corp.	(900)	(35,046)
PG&E Corp.	(800)	(33,936)
SCANA Corp.	(1,000)	(37,590)
Sempra Energy	(700)	(34,930)
Vectren Corp.	(1,400)	(34,608)
Wisconsin Energy Corp.	(700)	(34,587)
Xcel Energy, Inc.	(1,500)	(31,800)
		(673,300)
Multiline Retail (-0.1%)
99 Cents Only Stores*	(1,700)	(27,710)
Big Lots, Inc.*	(400)	(14,568)
Dillard’s, Inc. Class A	(1,600)	(37,760)
Dollar Tree, Inc.*	(400)	(23,688)
J.C. Penney Co., Inc.	(900)	(28,953)
Saks, Inc.*	(4,200)	(36,120)
		(168,799)
Office Electronics (-0.0%)
Xerox Corp.	(3,433)	(33,472)
Zebra Technologies Corp. Class A*	(1,100)	(32,560)
		(66,032)
Oil, Gas & Consumable Fuels (-1.1%)
Alon USA Energy, Inc.	(3,900)	(28,275)
Alpha Natural Resources, Inc.*	(700)	(34,923)
Anadarko Petroleum Corp.	(600)	(43,698)
Apache Corp.	(400)	(40,600)
Arch Coal, Inc.	(1,400)	(31,990)
Arena Resources, Inc.*	(900)	(30,060)
Atlas Energy, Inc.*	(928)	(28,879)
Berry Petroleum Co. Class A	(1,100)	(30,976)
Bill Barrett Corp.*	(1,000)	(30,710)
Cabot Oil & Gas Corp.	(800)	(29,440)
Carrizo Oil & Gas, Inc.*	(1,200)	(27,540)
Chesapeake Energy Corp.	(1,500)	(35,460)
Cimarex Energy Co.	(600)	(35,628)
Clean Energy Fuels Corp.*	(1,700)	(38,726)
Comstock Resources, Inc.*	(800)	(25,440)
Concho Resources, Inc.*	(700)	(35,252)
CVR Energy, Inc.*	(3,500)	(30,625)
Delek US Holdings, Inc.	(3,800)	(27,664)
Denbury Resources, Inc.*	(2,100)	(35,427)
Devon Energy Corp.	(600)	(38,658)
El Paso Corp.	(2,600)	(28,184)
El Paso Pipeline Partners LP	(1,000)	(27,890)
Enbridge Energy Partners LP	(400)	(20,228)
Energy Transfer Partners LP	(500)	(23,430)
EXCO Resources, Inc.	(1,500)	(27,570)
Forest Oil Corp.*	(1,100)	(28,402)
Frontier Oil Corp.	(2,600)	(35,100)
Goodrich Petroleum Corp.*	(900)	(14,076)
Hess Corp.	(600)	(37,530)
Holly Corp.	(1,300)	(36,283)
Inergy LP	(800)	(30,240)
Kinder Morgan Management LLC*	(627)	(36,728)
Marathon Oil Corp.	(1,100)	(34,804)
Mariner Energy, Inc.*	(1,900)	(28,443)
Massey Energy Co.	(700)	(36,603)
Murphy Oil Corp.	(700)	(39,333)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Newfield Exploration Co.*	(600)	$(31,230)
Noble Energy, Inc.	(400)	(29,200)
NuStar Energy LP	(300)	(18,135)
Overseas Shipholding Group, Inc.	(700)	(27,461)
Penn Virginia Corp.	(1,200)	(29,400)
Petrohawk Energy Corp.*	(1,500)	(30,420)
Petroquest Energy, Inc.*	(3,400)	(17,102)
Pioneer Natural Resources Co.	(700)	(39,424)
Plains Exploration & Production Co.*	(1,000)	(29,990)
Quicksilver Resources, Inc.*	(2,000)	(28,140)
Range Resources Corp.	(500)	(23,435)
SandRidge Energy, Inc.*	(3,300)	(25,410)
Southern Union Co.	(1,500)	(38,055)
Southwestern Energy Co.*	(800)	(32,576)
Spectra Energy Corp.	(1,600)	(36,048)
St. Mary Land & Exploration Co.	(900)	(31,329)
Sunoco, Inc.	(1,200)	(35,652)
The Williams Cos., Inc.	(1,600)	(36,960)
Valero Energy Corp.	(1,800)	(35,460)
Venoco, Inc.*	(2,000)	(25,660)
Whiting Petroleum Corp.*	(500)	(40,420)
World Fuel Services Corp.	(1,400)	(37,296)
		(1,823,618)
Paper & Forest Products (-0.1%)
Buckeye Technologies, Inc.*	(2,300)	(30,084)
Domtar Corp.*	(600)	(38,646)
Glatfelter	(1,300)	(18,837)
Louisiana-Pacific Corp.*	(3,700)	(33,485)
MeadWestvaco Corp.	(1,200)	(30,660)
Schweitzer-Mauduit International, Inc.	(400)	(19,024)
Wausau Paper Corp.*	(2,900)	(24,766)
Weyerhaeuser Co.	(800)	(36,216)
		(231,718)
Personal Products (-0.1%)
Alberto-Culver Co.	(1,300)	(33,995)
Avon Products, Inc.	(1,100)	(37,257)
NBTY, Inc.*	(800)	(38,384)
Nu Skin Enterprises, Inc. Class A	(900)	(26,190)
		(135,826)
Pharmaceuticals (-0.2%)
Abbott Laboratories	(800)	(42,144)
King Pharmaceuticals, Inc.*	(1,700)	(19,992)
Par Pharmaceutical Cos., Inc.*	(1,300)	(32,240)
Pfizer, Inc.	(2,700)	(46,305)
Salix Pharmaceuticals, Ltd.*	(1,000)	(37,250)
Valeant Pharmaceuticals International*	(900)	(38,619)
Viropharma, Inc.*	(2,400)	(32,712)
Watson Pharmaceuticals, Inc.*	(900)	(37,593)
		(286,855)
Professional Services (-0.2%)
Administaff, Inc.	(1,500)	(32,010)
CBIZ, Inc.*	(4,000)	(26,280)
CoStar Group, Inc.*	(500)	(20,760)
Dun & Bradstreet Corp.	(400)	(29,768)
Equifax, Inc.	(1,100)	(39,380)
Huron Consulting Group, Inc.*	(1,200)	(24,360)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Professional Services
IHS, Inc. Class A*	(700)	$(37,429)
Korn/Ferry International*	(1,700)	(30,005)
Manpower, Inc.	(600)	(34,272)
Navigant Consulting, Inc.*	(2,000)	(24,260)
Resources Global Professionals, Inc.*	(1,100)	(21,087)
Robert Half International, Inc.	(1,000)	(30,430)
The Corporate Executive Board Co.	(800)	(21,272)
		(371,313)
Real Estate Investment Trusts (-1.3%)
Acadia Realty Trust	(1,300)	(23,218)
Alexandria Real Estate Equities, Inc.	(400)	(27,040)
AMB Property Corp.	(1,300)	(35,412)
Anworth Mortgage Asset Corp.	(3,200)	(21,568)
Apartment Investment & Management Co. Class A	(1,900)	(34,979)
AvalonBay Communities, Inc.	(400)	(34,540)
BioMed Realty Trust, Inc.	(1,800)	(29,772)
Boston Properties, Inc.	(500)	(37,720)
Brandywine Realty Trust	(2,700)	(32,967)
BRE Properties, Inc.	(1,100)	(39,325)
Camden Property Trust	(800)	(33,304)
Capstead Mortgage Corp.	(2,100)	(25,116)
CBL & Associates Properties, Inc.	(2,300)	(31,510)
Colonial Properties Trust	(1,700)	(21,896)
Corporate Office Properties Trust	(900)	(36,117)
Cousins Properties, Inc.	(3,728)	(30,980)
DiamondRock Hospitality Co.*	(3,405)	(34,422)
Digital Realty Trust, Inc.	(700)	(37,940)
Douglas Emmett, Inc.	(2,400)	(36,888)
Duke Realty Corp.	(2,700)	(33,480)
DuPont Fabros Technology, Inc.	(1,600)	(34,544)
EastGroup Properties, Inc.	(500)	(18,870)
Entertainment Properties Trust	(600)	(24,678)
Equity Lifestyle Properties, Inc.	(500)	(26,940)
Equity Residential	(1,000)	(39,150)
Essex Property Trust, Inc.	(400)	(35,980)
Extra Space Storage, Inc.	(2,800)	(35,504)
Federal Realty Investment Trust	(500)	(36,405)
Hatteras Financial Corp.	(1,200)	(30,924)
HCP, Inc.	(1,200)	(39,600)
Healthcare Realty Trust, Inc.	(1,100)	(25,619)
Highwoods Properties, Inc.	(1,200)	(38,076)
Home Properties, Inc.	(600)	(28,080)
Hospitality Properties Trust	(1,300)	(31,135)
Host Hotels & Resorts, Inc.	(2,585)	(37,870)
HRPT Properties Trust	(2,200)	(17,116)
Inland Real Estate Corp.	(3,600)	(32,940)
Kilroy Realty Corp.	(1,100)	(33,924)
Kimco Realty Corp.	(2,400)	(37,536)
LaSalle Hotel Properties	(1,400)	(32,620)
Liberty Property Trust	(1,200)	(40,728)
Mack-Cali Realty Corp.	(1,000)	(35,250)
Medical Properties Trust, Inc.	(3,000)	(31,440)
MFA Financial, Inc.	(4,700)	(34,592)
Nationwide Health Properties, Inc.	(800)	(28,120)
OMEGA Healthcare Investors, Inc.	(1,700)	(33,133)
Plum Creek Timber Co., Inc.	(800)	(31,128)
Post Properties, Inc.	(1,500)	(33,030)
ProLogis	(2,500)	(33,000)
Redwood Trust, Inc.	(1,700)	(26,214)
Regency Centers Corp.	(1,000)	(37,470)
Senior Housing Properties Trust	(1,700)	(37,655)
Simon Property Group, Inc.	(497)	(41,698)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
SL Green Realty Corp.	(700)	$(40,089)
Sovran Self Storage, Inc.	(900)	(31,374)
Sunstone Hotel Investors, Inc.*	(3,200)	(35,744)
Tanger Factory Outlet Centers, Inc.	(800)	(34,528)
Taubman Centers, Inc.	(800)	(31,936)
The Macerich Co.	(1,037)	(39,727)
UDR, Inc.	(1,800)	(31,752)
Ventas, Inc.	(800)	(37,984)
Washington Real Estate Investment Trust	(1,200)	(36,660)
Weingarten Realty Investors	(1,700)	(36,652)
		(2,075,609)
Real Estate Management & Development (-0.1%)
CB Richard Ellis Group, Inc. Class A*	(1,700)	(26,945)
Forestar Group, Inc.*	(1,200)	(22,656)
Jones Lang LaSalle, Inc.	(500)	(36,445)
The St. Joe Co.*	(1,000)	(32,350)
		(118,396)
Road & Rail (-0.3%)
Arkansas Best Corp.	(1,000)	(29,880)
Avis Budget Group, Inc.*	(2,600)	(29,900)
Con-way, Inc.	(900)	(31,608)
CSX Corp.	(800)	(40,720)
Genesee & Wyoming, Inc. Class A*	(1,000)	(34,120)
Heartland Express, Inc.	(1,700)	(28,050)
Hertz Global Holdings, Inc.*	(3,000)	(29,970)
J.B. Hunt Transport Services, Inc.	(1,000)	(35,880)
Kansas City Southern*	(1,000)	(36,170)
Knight Transportation, Inc.	(1,700)	(35,853)
Landstar System, Inc.	(100)	(4,198)
Norfolk Southern Corp.	(700)	(39,123)
Old Dominion Freight Line, Inc.*	(900)	(30,051)
Ryder System, Inc.	(900)	(34,884)
Union Pacific Corp.	(600)	(43,980)
Werner Enterprises, Inc.	(1,600)	(37,072)
		(521,459)
Semiconductors & Semiconductor Equipment (-0.7%)
Advanced Micro Devices, Inc.*	(3,500)	(32,445)
Altera Corp.	(1,300)	(31,603)
Analog Devices, Inc.	(1,000)	(28,820)
Applied Materials, Inc.	(3,000)	(40,440)
Atheros Communications*	(900)	(34,839)
ATMI, Inc.*	(1,300)	(25,103)
Cabot Microelectronics Corp.*	(300)	(11,349)
Cavium Networks, Inc.*	(1,300)	(32,318)
Cree, Inc.*	(500)	(35,110)
Cymer, Inc.*	(500)	(18,650)
Cypress Semiconductor Corp.*	(2,300)	(26,450)
Fairchild Semiconductor International, Inc.*	(3,200)	(34,080)
FormFactor, Inc.*	(1,400)	(24,864)
Hittite Microwave Corp.*	(500)	(21,985)
Integrated Device Technology, Inc.*	(3,100)	(19,003)
International Rectifier Corp.*	(1,600)	(36,640)
Intersil Corp. Class A	(2,300)	(33,948)
KLA-Tencor Corp.	(1,000)	(30,920)
Lam Research Corp.*	(900)	(33,588)
Linear Technology Corp.	(700)	(19,796)
LSI Corp.*	(5,400)	(33,048)
Maxim Integrated Products, Inc.	(1,600)	(31,024)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
MEMC Electronic Materials, Inc.*	(2,400)	$(36,792)
Microchip Technology, Inc.	(1,200)	(33,792)
Micron Technology, Inc.*	(3,200)	(33,248)
Microsemi Corp.*	(1,800)	(31,212)
Monolithic Power Systems, Inc.*	(1,200)	(26,760)
Netlogic Microsystems, Inc.*	(800)	(23,544)
Novellus Systems, Inc.*	(1,400)	(35,000)
OmniVision Technologies, Inc.*	(1,800)	(30,924)
ON Semiconductor Corp.*	(4,200)	(33,600)
PMC-Sierra, Inc.*	(3,700)	(33,004)
Power Integrations, Inc.	(800)	(32,960)
Rambus, Inc.*	(500)	(10,925)
Silicon Laboratories, Inc.*	(500)	(23,835)
Skyworks Solutions, Inc.*	(2,200)	(34,320)
Teradyne, Inc.*	(3,000)	(33,510)
Tessera Technologies, Inc.*	(1,400)	(28,392)
TriQuint Semiconductor, Inc.*	(4,700)	(32,900)
Varian Semiconductor Equipment Associates, Inc.*	(900)	(29,808)
		(1,180,549)
Software (-0.6%)
Adobe Systems, Inc.*	(1,000)	(35,370)
ArcSight, Inc.*	(1,000)	(28,150)
Ariba, Inc.*	(2,000)	(25,700)
AsiaInfo Holdings, Inc.*	(1,100)	(29,128)
Autodesk, Inc.*	(900)	(26,478)
Blackboard, Inc.*	(600)	(24,996)
CA, Inc.	(1,300)	(30,511)
Cadence Design Systems, Inc.*	(4,900)	(32,634)
Citrix Systems, Inc.*	(800)	(37,976)
Compuware Corp.*	(4,200)	(35,280)
Concur Technologies, Inc.*	(500)	(20,505)
Electronic Arts, Inc.*	(1,900)	(35,454)
Informatica Corp.*	(1,300)	(34,918)
Intuit, Inc.*	(1,000)	(34,340)
Jack Henry & Associates, Inc.	(700)	(16,842)
JDA Software Group, Inc.*	(1,200)	(33,384)
MICROS Systems, Inc.*	(800)	(26,304)
Nuance Communications, Inc.*	(1,800)	(29,952)
Parametric Technology Corp.*	(1,800)	(32,490)
Pegasystems, Inc.	(500)	(18,500)
Progress Software Corp.*	(800)	(25,144)
Quest Software, Inc.*	(1,700)	(30,243)
Rovi Corp.*	(400)	(14,852)
Salesforce.com, Inc.*	(500)	(37,225)
Solera Holdings, Inc.	(1,000)	(38,650)
Sybase, Inc.*	(700)	(32,634)
Symantec Corp.*	(2,000)	(33,840)
Synopsys, Inc.*	(1,500)	(33,555)
TiVo, Inc.*	(2,100)	(35,952)
VMware, Inc. Class A*	(700)	(37,310)
		(908,317)
Specialty Retail (-0.9%)
Aaron’s, Inc.	(700)	(23,338)
Abercrombie & Fitch Co. Class A	(900)	(41,076)
American Eagle Outfitters, Inc.	(2,100)	(38,892)
AnnTaylor Stores Corp.*	(1,700)	(35,190)
Asbury Automotive Group, Inc.*	(1,700)	(22,610)
AutoNation, Inc.*	(1,100)	(19,888)
AutoZone, Inc.*	(200)	(34,618)
Bebe Stores, Inc.	(3,900)	(34,710)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Specialty Retail
Bed Bath & Beyond, Inc.*	(800)	$(35,008)
CarMax, Inc.*	(1,500)	(37,680)
Chico’s FAS, Inc.	(2,200)	(31,724)
Collective Brands, Inc.*	(1,400)	(31,836)
Dick’s Sporting Goods, Inc.*	(1,300)	(33,943)
Dress Barn, Inc.*	(800)	(20,928)
Foot Locker, Inc.	(2,400)	(36,096)
Group 1 Automotive, Inc.*	(800)	(25,488)
Guess?, Inc.	(800)	(37,584)
hhgregg, Inc.*	(1,500)	(37,860)
Hibbett Sports, Inc.*	(1,400)	(35,812)
Home Depot, Inc.	(1,600)	(51,760)
HOT Topic, Inc.*	(4,800)	(31,200)
J. Crew Group, Inc.*	(400)	(18,360)
Jo-Ann Stores, Inc.*	(900)	(37,782)
JOS. A. Bank Clothiers, Inc.*	(700)	(38,255)
Lowe’s Cos., Inc.	(1,700)	(41,208)
Ltd Brands, Inc.	(1,500)	(36,930)
O’Reilly Automotive, Inc.*	(900)	(37,539)
Office Depot, Inc.*	(4,000)	(31,920)
OfficeMax, Inc.*	(1,900)	(31,198)
Penske Auto Group, Inc.*	(2,100)	(30,282)
PetSmart, Inc.	(1,000)	(31,960)
RadioShack Corp.	(1,500)	(33,945)
Sally Beauty Holdings, Inc.*	(3,200)	(28,544)
Staples, Inc.	(1,500)	(35,085)
The Children’s Place Retail Stores, Inc.*	(900)	(40,095)
The Gap, Inc.	(900)	(20,799)
The Gymboree Corp.*	(500)	(25,815)
The Men’s Wearhouse, Inc.	(1,600)	(38,304)
The Sherwin-Williams Co.	(500)	(33,840)
Tiffany & Co.	(800)	(37,992)
TJX Cos., Inc.	(300)	(12,756)
Tractor Supply Co.	(500)	(29,025)
Urban Outfitters, Inc.*	(1,100)	(41,833)
Williams-Sonoma, Inc.	(1,200)	(31,548)
		(1,442,256)
Textiles, Apparel & Luxury Goods (-0.3%)
Carter’s, Inc.*	(1,200)	(36,180)
Columbia Sportswear Co.	(700)	(36,771)
CROCS, Inc.*	(4,100)	(35,957)
Deckers Outdoor Corp.*	(300)	(41,400)
Hanesbrands, Inc.*	(1,300)	(36,166)
Iconix Brand Group, Inc.*	(2,500)	(38,400)
Lululemon Athletica, Inc.*	(900)	(37,350)
Phillips-Van Heusen Corp.	(700)	(40,152)
Polo Ralph Lauren Corp.	(300)	(25,512)
Skechers U.S.A., Inc. Class A*	(1,100)	(39,952)
Steven Madden, Ltd.*	(300)	(14,640)
The Timberland Co. Class A*	(1,300)	(27,742)
True Religion Apparel, Inc.*	(900)	(27,324)
Unifirst Corp.	(400)	(20,600)
VF Corp.	(400)	(32,060)
Wolverine World Wide, Inc.	(1,200)	(34,992)
		(525,198)
Thrifts & Mortgage Finance (-0.2%)
Astoria Financial Corp.	(2,400)	(34,800)
Capitol Federal Financial	(700)	(26,222)
First Niagara Financial Group, Inc.	(2,500)	(35,550)
Hudson City Bancorp, Inc.	(2,300)	(32,568)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	(2,100)	$(34,734)
Ocwen Financial Corp.*	(2,800)	(31,052)
People’s United Financial, Inc.	(2,100)	(32,844)
Provident Financial Services, Inc.	(2,300)	(27,370)
TFS Financial Corp.	(1,900)	(25,365)
Washington Federal, Inc.	(1,700)	(34,544)
		(315,049)
Tobacco (-0.1%)
Altria Group, Inc.	(2,300)	(47,196)
Lorillard, Inc.	(400)	(30,096)
Reynolds American, Inc.	(600)	(32,388)
Universal Corp.	(500)	(26,345)
Vector Group, Ltd.	(2,265)	(34,949)
		(170,974)
Trading Companies & Distributors (-0.2%)
Applied Industrial Technologies, Inc.	(1,200)	(29,820)
Beacon Roofing Supply, Inc.*	(1,000)	(19,130)
GATX Corp.	(1,300)	(37,245)
Kaman Corp.	(800)	(20,008)
MSC Industrial Direct Co., Inc. Class A	(700)	(35,504)
RSC Holdings, Inc.*	(4,000)	(31,840)
Titan Machinery, Inc.*	(2,400)	(32,856)
United Rentals, Inc.*	(3,900)	(36,582)
Watsco, Inc.	(100)	(5,688)
WESCO International, Inc.*	(300)	(10,413)
WW Grainger, Inc.	(300)	(32,436)
		(291,522)
Water Utilities (-0.1%)
American States Water Co.	(600)	(20,820)
American Water Works Co., Inc.	(1,600)	(34,816)
Aqua America, Inc.	(1,900)	(33,383)
California Water Service Group	(500)	(18,805)
		(107,824)
Wireless Telecommunication Services (-0.1%)
MetroPCS Communications, Inc.*	(4,600)	(32,568)
SBA Communications Corp. Class A*	(900)	(32,463)
Syniverse Holdings, Inc.*	(1,600)	(31,152)
		(96,183)
TOTAL COMMON STOCKS (Proceeds $29,952,533)		(34,410,030)

TOTAL SECURITIES SOLD SHORT (Proceeds $29,952,533)		$(34,410,030)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$196,285,461	$—	$—	$196,285,461
Short-Term Investments	36,012,978	1,668,000	—	37,680,978
Securities Sold Short
Common Stocks	(34,410,030)	—	—	(34,410,030)
Other Financial Instruments*	—	—	—	—
	$197,888,409	$1,668,000	$—	$199,556,409

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost -  At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $221,028,686, $15,473,624, $(2,535,871) and $12,937,753, respectively.

At March 31, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(29,952,533), $444,858, $(4,902,355) and $(4,457,497), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 10, 2010